UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2024:

John Hancock ESG International Equity Fund

John Hancock ESG Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund

John Hancock Global Environmental Opportunities Fund

John Hancock Global Thematic Opportunities Fund

John Hancock International Dynamic Growth Fund

John Hancock Small Cap Core Fund

Semiannual report
John Hancock
ESG International Equity Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
16	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI All Country World (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6
Oversea-Chinese Banking Corp., Ltd.	2.9
Deutsche Telekom AG	2.8
Schneider Electric SE	2.8
SAP SE	2.8
Novo Nordisk A/S, Class B	2.7
Unilever PLC	2.6
AstraZeneca PLC	2.4
AXA SA	2.4
ORIX Corp.	2.2
TOTAL	28.2
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
Japan	12.0
United Kingdom	11.8
Germany	10.0
France	7.8
Taiwan	6.8
South Korea	6.2
China	5.4
Netherlands	5.1
Denmark	3.6
Australia	3.4
TOTAL	72.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,152.20	$6.64	1.24%
	Hypothetical example	1,000.00	1,018.70	6.22	1.24%
Class I	Actual expenses/actual returns	1,000.00	1,153.80	5.30	0.99%
	Hypothetical example	1,000.00	1,019.90	4.97	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,154.90	4.71	0.88%
	Hypothetical example	1,000.00	1,020.50	4.42	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 97.3%		$126,053,483
(Cost $107,145,882)
Australia 3.4%		4,381,139
CSL, Ltd.	8,270	1,469,378
Macquarie Group, Ltd.	13,232	1,584,376
Mirvac Group	1,013,065	1,327,385
Brazil 2.4%		3,112,179
Itau Unibanco Holding SA, ADR	282,336	1,708,133
WEG SA	184,340	1,404,046
Canada 1.7%		2,184,040
Canadian Pacific Kansas City, Ltd.	27,847	2,184,040
Chile 0.6%		723,775
Sociedad Quimica y Minera de Chile SA, ADR	15,841	723,775
China 5.4%		7,011,758
Alibaba Group Holding, Ltd., ADR	14,725	1,102,166
BYD Company, Ltd., H Shares	71,894	1,970,800
Ping An Insurance Group Company of China, Ltd., H Shares	321,927	1,459,000
Trip.com Group, Ltd., ADR (A)	51,384	2,479,792
Denmark 3.6%		4,694,511
Novo Nordisk A/S, Class B	27,073	3,471,904
Vestas Wind Systems A/S (A)	45,622	1,222,607
Finland 0.7%		852,253
Sampo OYJ, A Shares	21,000	852,253
France 7.8%		10,140,266
AXA SA	90,233	3,117,698
L’Oreal SA	2,790	1,308,102
Rexel SA	81,089	2,101,817
Schneider Electric SE	15,844	3,612,649
Germany 10.0%		12,983,878
Deutsche Telekom AG	161,089	3,689,841
Gerresheimer AG	11,209	1,207,177
Hannover Rueck SE	7,652	1,898,036
Infineon Technologies AG	27,523	955,133
Mercedes-Benz Group AG	21,849	1,652,680
SAP SE	19,832	3,581,011
India 1.7%		2,144,160
HDFC Bank, Ltd., ADR	37,225	2,144,160
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

	Shares	Value
Indonesia 2.8%		$3,688,767
Bank Rakyat Indonesia Persero Tbk PT	8,282,414	2,507,116
Telkom Indonesia Persero Tbk PT	6,095,428	1,181,651
Ireland 1.7%		2,228,561
James Hardie Industries PLC, CHESS Depositary Interest (A)	32,795	1,127,422
Kerry Group PLC, Class A	4,313	371,170
Kerry Group PLC, Class A (London Stock Exchange)	8,685	729,969
Italy 2.3%		2,954,786
Intesa Sanpaolo SpA	271,605	1,016,620
Prysmian SpA	35,721	1,938,166
Japan 12.0%		15,568,249
Ajinomoto Company, Inc.	34,700	1,290,197
Daikin Industries, Ltd.	9,019	1,231,015
Eisai Company, Ltd.	25,594	1,051,121
Hoya Corp.	11,003	1,275,686
Keisei Electric Railway Company, Ltd.	31,600	1,177,193
Kurita Water Industries, Ltd.	41,151	1,629,748
Mitsubishi UFJ Financial Group, Inc.	241,100	2,401,683
ORIX Corp.	139,704	2,859,101
Sony Group Corp.	22,261	1,839,902
T&D Holdings, Inc.	49,800	812,603
Netherlands 5.1%		6,575,496
ASML Holding NV	2,516	2,191,471
ING Groep NV	153,972	2,434,343
Koninklijke Ahold Delhaize NV	64,231	1,949,682
Philippines 1.3%		1,633,282
BDO Unibank, Inc.	637,247	1,633,282
Singapore 2.9%		3,810,256
Oversea-Chinese Banking Corp., Ltd.	367,021	3,810,256
South Africa 1.5%		1,972,146
Naspers, Ltd., N Shares	10,305	1,972,146
South Korea 6.2%		8,103,894
Hyundai Motor Company	9,785	1,760,086
Samsung Electronics Company, Ltd.	36,290	2,017,239
SK Hynix, Inc.	20,866	2,574,983
SK Telecom Company, Ltd., ADR	85,736	1,751,586
Spain 1.5%		1,978,140
Industria de Diseno Textil SA	43,446	1,978,140
Sweden 1.5%		1,899,318
Atlas Copco AB, B Shares	126,670	1,899,318
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland 2.6%		$3,315,501
Cie Financiere Richemont SA, A Shares	6,450	891,564
Roche Holding AG	10,116	2,423,937
Taiwan 6.8%		8,790,705
Delta Electronics, Inc.	142,206	1,392,665
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,758	6,009,727
Unimicron Technology Corp.	251,050	1,388,313
United Kingdom 11.8%		15,306,423
Ashtead Group PLC	22,953	1,666,657
AstraZeneca PLC	20,678	3,127,518
ConvaTec Group PLC (B)	750,838	2,336,087
Croda International PLC	1	57
Spirax-Sarco Engineering PLC	12,778	1,406,056
SSE PLC	99,613	2,070,591
The Sage Group PLC	92,174	1,336,603
Unilever PLC	65,010	3,362,854

Total investments (Cost $107,145,882) 97.3%	$126,053,483
Other assets and liabilities, net 2.7%	3,537,392
Total net assets 100.0%	$129,590,875

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $109,942,756. Net unrealized appreciation aggregated to $16,110,727, of which $21,598,593 related to gross unrealized appreciation and $5,487,866 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $107,145,882)	$126,053,483
Cash	3,436,393
Foreign currency, at value (Cost $68,644)	66,869
Dividends and interest receivable	787,873
Receivable for fund shares sold	418,771
Receivable for investments sold	412,927
Receivable from affiliates	779
Other assets	45,005
Total assets	131,222,100
Liabilities
Payable for investments purchased	1,392,670
Payable for fund shares repurchased	175,861
Payable to affiliates
Accounting and legal services fees	4,347
Transfer agent fees	7,988
Trustees’ fees	142
Other liabilities and accrued expenses	50,217
Total liabilities	1,631,225
Net assets	$129,590,875
Net assets consist of
Paid-in capital	$129,739,936
Total distributable earnings (loss)	(149,061)
Net assets	$129,590,875

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,787,022 ÷ 785,436 shares)[1]	$13.73
Class I ($69,797,238 ÷ 5,074,341 shares)	$13.75
Class R6 ($49,006,615 ÷ 3,560,781 shares)	$13.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$1,789,098
Interest	31,587
Less foreign taxes withheld	(163,833)
Total investment income	1,656,852
Expenses
Investment management fees	597,107
Distribution and service fees	13,328
Accounting and legal services fees	14,508
Transfer agent fees	54,521
Trustees’ fees	2,135
Custodian fees	36,812
State registration fees	26,327
Printing and postage	9,632
Professional fees	35,688
Other	23,945
Total expenses	814,003
Less expense reductions	(134,706)
Net expenses	679,297
Net investment income	977,555
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,993,317)
(4,993,317)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	25,478,580
25,478,580
Net realized and unrealized gain	20,485,263
Increase in net assets from operations	$21,462,818
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$977,555	$2,686,241
Net realized loss	(4,993,317)	(12,053,623)
Change in net unrealized appreciation (depreciation)	25,478,580	18,330,379
Increase in net assets resulting from operations	21,462,818	8,962,997
Distributions to shareholders
From earnings
Class A	(211,725)	(69,829)
Class I	(1,786,278)	(1,011,407)
Class R6	(1,267,019)	(489,359)
Total distributions	(3,265,022)	(1,570,595)
From fund share transactions	(29,944,207)	2,991,689
Total increase (decrease)	(11,746,411)	10,384,091
Net assets
Beginning of period	141,337,286	130,953,195
End of period	$129,590,875	$141,337,286
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$12.16	$11.49	$16.88	$13.87	$12.78	$11.63
Net investment income[2]	0.08	0.19	0.29	0.08	0.05	0.26
Net realized and unrealized gain (loss) on investments	1.76	0.58	(4.90)	3.00	1.29	1.17
Total from investment operations	1.84	0.77	(4.61)	3.08	1.34	1.43
Less distributions
From net investment income	(0.27)	(0.10)	(0.29)	(0.07)	(0.25)	(0.11)
From net realized gain	—	—	(0.49)	—	—	(0.17)
Total distributions	(0.27)	(0.10)	(0.78)	(0.07)	(0.25)	(0.28)
Net asset value, end of period	$13.73	$12.16	$11.49	$16.88	$13.87	$12.78
Total return (%)[3,4]	15.22[5]	6.70	(28.43)	22.22	10.59	12.62
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$8	$9	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43[6]	1.42	1.43	1.48	1.59	1.62
Expenses including reductions	1.24[6]	1.22	1.22	1.25	1.29	1.28
Net investment income	1.23[6]	1.42	2.19	0.46	0.36	2.12
Portfolio turnover (%)	14	27	27	28	34	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$12.19	$11.52	$16.93	$13.90	$12.80	$11.66
Net investment income[2]	0.09	0.23	0.34	0.18	0.08	0.28
Net realized and unrealized gain (loss) on investments	1.78	0.57	(4.93)	2.95	1.30	1.17
Total from investment operations	1.87	0.80	(4.59)	3.13	1.38	1.45
Less distributions
From net investment income	(0.31)	(0.13)	(0.33)	(0.10)	(0.28)	(0.14)
From net realized gain	—	—	(0.49)	—	—	(0.17)
Total distributions	(0.31)	(0.13)	(0.82)	(0.10)	(0.28)	(0.31)
Net asset value, end of period	$13.75	$12.19	$11.52	$16.93	$13.90	$12.80
Total return (%)[3]	15.38[4]	6.95	(28.27)	22.57	10.90	12.84
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$84	$86	$114	$55	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[5]	1.17	1.18	1.23	1.34	1.38
Expenses including reductions	0.99[5]	0.97	0.97	1.00	1.04	1.04
Net investment income	1.33[5]	1.70	2.48	1.05	0.62	2.31
Portfolio turnover (%)	14	27	27	28	34	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$12.20	$11.53	$16.95	$13.91	$12.81	$11.67
Net investment income[2]	0.10	0.24	0.31	0.20	0.06	0.31
Net realized and unrealized gain (loss) on investments	1.78	0.58	(4.89)	2.96	1.33	1.15
Total from investment operations	1.88	0.82	(4.58)	3.16	1.39	1.46
Less distributions
From net investment income	(0.32)	(0.15)	(0.35)	(0.12)	(0.29)	(0.15)
From net realized gain	—	—	(0.49)	—	—	(0.17)
Total distributions	(0.32)	(0.15)	(0.84)	(0.12)	(0.29)	(0.32)
Net asset value, end of period	$13.76	$12.20	$11.53	$16.95	$13.91	$12.81
Total return (%)[3]	15.49[4]	7.07	(28.22)	22.73	11.01	12.95
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$48	$37	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[5]	1.06	1.07	1.12	1.23	1.27
Expenses including reductions	0.88[5]	0.86	0.86	0.90	0.92	0.92
Net investment income	1.51[5]	1.79	2.49	1.21	0.42	2.54
Portfolio turnover (%)	14	27	27	28	34	32

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$4,381,139	—	$4,381,139	—
Brazil	3,112,179	$3,112,179	—	—
Canada	2,184,040	2,184,040	—	—
Chile	723,775	723,775	—	—
China	7,011,758	3,581,958	3,429,800	—
Denmark	4,694,511	—	4,694,511	—
Finland	852,253	—	852,253	—
France	10,140,266	—	10,140,266	—
Germany	12,983,878	—	12,983,878	—
India	2,144,160	2,144,160	—	—
Indonesia	3,688,767	—	3,688,767	—
Ireland	2,228,561	—	2,228,561	—
Italy	2,954,786	—	2,954,786	—
Japan	15,568,249	—	15,568,249	—
Netherlands	6,575,496	—	6,575,496	—
Philippines	1,633,282	—	1,633,282	—
Singapore	3,810,256	—	3,810,256	—
South Africa	1,972,146	—	1,972,146	—
South Korea	8,103,894	1,751,586	6,352,308	—
Spain	1,978,140	—	1,978,140	—
Sweden	1,899,318	—	1,899,318	—
Switzerland	3,315,501	—	3,315,501	—
Taiwan	8,790,705	6,009,727	2,780,978	—
United Kingdom	15,306,423	—	15,306,423	—
Total investments in securities	$126,053,483	$19,507,425	$106,546,058	—
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
18	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. During the six months ended April 30, 2024, the average daily loan balance for which loans were outstanding amounted to $17,000,000 and the weighted average interest rate was 6.33%. Interest expense, paid under the line of credit, amounted to approximately $8,820 and is included in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2024 were $2,169.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $1,070,644 and a long-term capital loss carryforward of $10,816,948 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,297
Class I	74,035
Class	Expense reduction
Class R6	$50,374
Total	$134,706

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up
20	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,148 for the six months ended April 30, 2024. Of this amount, $812 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,336 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $5 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,328	$6,428
Class I	—	46,775
Class R6	—	1,318
Total	$13,328	$54,521
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$10,800,000	2	5.805%	$(3,483)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	102,502	$1,380,587	326,959	$4,315,022
Distributions reinvested	15,824	211,725	5,582	69,829
Repurchased	(133,359)	(1,783,443)	(199,258)	(2,632,758)
Net increase (decrease)	(15,033)	$(191,131)	133,283	$1,752,093
Class I shares
Sold	636,983	$8,598,891	1,983,913	$25,973,982
Distributions reinvested	116,414	1,558,790	48,458	606,689
Repurchased	(2,571,817)	(34,875,267)	(2,593,281)	(34,085,715)
Net decrease	(1,818,420)	$(24,717,586)	(560,910)	$(7,505,044)
Class R6 shares
Sold	517,669	$7,037,830	856,727	$11,343,193
Distributions reinvested	34,814	466,503	9,553	119,604
Repurchased	(892,188)	(12,539,823)	(209,069)	(2,718,157)
Net increase (decrease)	(339,705)	$(5,035,490)	657,211	$8,744,640
Total net increase (decrease)	(2,173,158)	$(29,944,207)	229,584	$2,991,689
Affiliates of the fund owned 51% of shares of Class R6 on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $19,777,493 and $52,216,066, respectively, for the six months ended April 30, 2024.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by
22	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG International Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Common Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	25

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Common Asset Management, LLC
Portfolio Managers
Praveen S. Abichandani, CFA
Corné Biemans
Matthew A. Zalosh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
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INTERNATIONAL EQUITY FUNDS

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FIXED-INCOME FUNDS

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Income
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Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
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Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
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International High Dividend ETF
Mortgage-Backed Securities ETF
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Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
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CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
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Income Securities Trust
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Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549313	469SA 4/24
6/2024

Semiannual report
John Hancock
ESG Large Cap Core Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	Statement regarding liquidity risk management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Microsoft Corp.	7.8
NVIDIA Corp.	5.8
Alphabet, Inc., Class A	5.3
Apple, Inc.	4.7
Merck & Company, Inc.	2.8
Costco Wholesale Corp.	2.4
Mastercard, Inc., Class A	2.3
Eaton Corp. PLC	2.3
Elevance Health, Inc.	2.2
The TJX Companies, Inc.	2.1
TOTAL	37.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 4/30/2024 (% of net assets)
United States	85.8
Ireland	4.3
United Kingdom	4.0
Netherlands	3.2
Denmark	1.6
Canada	1.1
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,204.00	$6.14	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,199.10	10.22	1.87%
	Hypothetical example	1,000.00	1,015.60	9.37	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,205.50	4.77	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,205.90	4.17	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 99.1%		$129,142,802
(Cost $73,479,800)
Communication services 7.6%		9,920,182
Diversified telecommunication services 1.0%
Verizon Communications, Inc.	32,008	1,263,996
Entertainment 1.3%
Netflix, Inc. (A)	3,021	1,663,483
Interactive media and services 5.3%
Alphabet, Inc., Class A (A)	42,958	6,992,703
Consumer discretionary 9.2%		11,980,762
Automobile components 0.8%
Aptiv PLC (A)	14,971	1,062,941
Hotels, restaurants and leisure 2.3%
Chipotle Mexican Grill, Inc. (A)	514	1,624,034
Marriott International, Inc., Class A	5,820	1,374,277
Specialty retail 5.0%
AutoZone, Inc. (A)	311	919,440
The Home Depot, Inc.	4,376	1,462,547
The TJX Companies, Inc.	29,098	2,737,831
Tractor Supply Company	5,002	1,365,946
Textiles, apparel and luxury goods 1.1%
Lululemon Athletica, Inc. (A)	3,976	1,433,746
Consumer staples 7.2%		9,331,314
Consumer staples distribution and retail 4.8%
Costco Wholesale Corp.	4,331	3,130,880
Sysco Corp.	18,436	1,370,164
Target Corp.	10,529	1,694,958
Household products 1.1%
The Procter & Gamble Company	8,485	1,384,752
Personal care products 1.3%
Unilever PLC, ADR	33,762	1,750,560
Financials 12.5%		16,354,094
Banks 2.8%
Bank of America Corp.	42,936	1,589,061
Fifth Third Bancorp	32,674	1,191,294
The PNC Financial Services Group, Inc.	5,908	905,460
Capital markets 1.2%
LPL Financial Holdings, Inc.	5,755	1,548,843
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	7

	Shares	Value
Financials (continued)
Financial services 3.7%
Mastercard, Inc., Class A	6,730	$3,036,576
Visa, Inc., Class A	6,908	1,855,558
Insurance 4.8%
Aflac, Inc.	19,813	1,657,357
The Progressive Corp.	11,173	2,326,777
The Travelers Companies, Inc.	10,573	2,243,168
Health care 13.9%		18,106,617
Health care equipment and supplies 1.9%
Becton, Dickinson and Company	2,976	698,170
Stryker Corp.	5,220	1,756,530
Health care providers and services 4.1%
Elevance Health, Inc.	5,353	2,829,489
UnitedHealth Group, Inc.	5,042	2,438,815
Life sciences tools and services 2.0%
IQVIA Holdings, Inc. (A)	4,687	1,086,306
Thermo Fisher Scientific, Inc.	2,732	1,553,743
Pharmaceuticals 5.9%
AstraZeneca PLC, ADR	27,232	2,066,364
Merck & Company, Inc.	28,054	3,625,138
Novo Nordisk A/S, ADR	15,993	2,052,062
Industrials 12.1%		15,715,902
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	8,596	1,267,738
Building products 1.9%
Trane Technologies PLC	7,641	2,424,795
Commercial services and supplies 1.6%
Waste Management, Inc.	10,018	2,083,944
Construction and engineering 1.0%
Quanta Services, Inc.	5,198	1,343,995
Electrical equipment 2.9%
Eaton Corp. PLC	9,529	3,032,700
Rockwell Automation, Inc.	2,843	770,339
Ground transportation 1.7%
JB Hunt Transport Services, Inc.	9,062	1,473,209
Union Pacific Corp.	3,421	811,324
Professional services 0.9%
Verisk Analytics, Inc.	5,153	1,123,148
Trading companies and distributors 1.1%
Ferguson PLC	6,597	1,384,710
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 29.4%		$38,362,041
IT services 1.6%
Accenture PLC, Class A	7,108	2,138,868
Semiconductors and semiconductor equipment 10.7%
ASML Holding NV, NYRS	2,177	1,899,367
First Solar, Inc. (A)	8,613	1,518,472
Intel Corp.	22,812	695,082
NVIDIA Corp.	8,707	7,523,022
NXP Semiconductors NV	8,863	2,270,612
Software 12.4%
Adobe, Inc. (A)	3,909	1,809,202
Microsoft Corp.	26,200	10,200,449
Palo Alto Networks, Inc. (A)	6,952	2,022,267
ServiceNow, Inc. (A)	3,065	2,125,056
Technology hardware, storage and peripherals 4.7%
Apple, Inc.	36,163	6,159,644
Materials 3.7%		4,852,579
Chemicals 2.6%
Ecolab, Inc.	8,263	1,868,677
Linde PLC	3,598	1,586,574
Containers and packaging 1.1%
Avery Dennison Corp.	6,431	1,397,328
Real estate 2.9%		3,753,099
Industrial REITs 0.7%
Prologis, Inc.	8,641	881,814
Specialized REITs 2.2%
American Tower Corp.	10,751	1,844,442
Equinix, Inc.	1,444	1,026,843
Utilities 0.6%		766,212
Water utilities 0.6%
American Water Works Company, Inc.	6,264	766,212

	Yield (%)	Shares	Value
Short-term investments 1.1%			$1,483,123
(Cost $1,483,123)
Short-term funds 1.1%			1,483,123
Federated Government Obligations Fund, Institutional Class	5.1729(B)	1,483,123	1,483,123

Total investments (Cost $74,962,923) 100.2%	$130,625,925
Other assets and liabilities, net (0.2%)	(232,568)
Total net assets 100.0%	$130,393,357

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $75,214,191. Net unrealized appreciation aggregated to $55,411,734, of which $57,170,240 related to gross unrealized appreciation and $1,758,506 related to gross unrealized depreciation.
10	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $74,962,923)	$130,625,925
Dividends and interest receivable	72,645
Receivable for fund shares sold	297,881
Receivable from affiliates	597
Other assets	69,932
Total assets	131,066,980
Liabilities
Due to custodian	475,346
Payable for fund shares repurchased	145,301
Payable to affiliates
Accounting and legal services fees	5,055
Transfer agent fees	11,685
Trustees’ fees	86
Other liabilities and accrued expenses	36,150
Total liabilities	673,623
Net assets	$130,393,357
Net assets consist of
Paid-in capital	$70,548,397
Total distributable earnings (loss)	59,844,960
Net assets	$130,393,357

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($29,580,511 ÷ 1,309,035 shares)[1]	$22.60
Class C ($4,561,397 ÷ 208,659 shares)[1]	$21.86
Class I ($84,697,363 ÷ 3,738,406 shares)	$22.66
Class R6 ($11,554,086 ÷ 509,571 shares)	$22.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$933,024
Interest	464
Less foreign taxes withheld	(3,712)
Total investment income	929,776
Expenses
Investment management fees	474,389
Distribution and service fees	58,699
Accounting and legal services fees	13,181
Transfer agent fees	69,957
Trustees’ fees	1,726
Custodian fees	21,790
State registration fees	33,653
Printing and postage	10,489
Professional fees	39,266
Other	11,026
Total expenses	734,176
Less expense reductions	(131,068)
Net expenses	603,108
Net investment income	326,668
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,612,022
4,612,022
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	17,765,916
17,765,916
Net realized and unrealized gain	22,377,938
Increase in net assets from operations	$22,704,606
12	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$326,668	$820,103
Net realized gain	4,612,022	887,849
Change in net unrealized appreciation (depreciation)	17,765,916	8,100,988
Increase in net assets resulting from operations	22,704,606	9,808,940
Distributions to shareholders
From earnings
Class A	(152,732)	(104,707)
Class I	(589,157)	(688,616)
Class R6	(90,209)	(53,213)
Total distributions	(832,098)	(846,536)
From fund share transactions	(5,508,908)	(35,220,861)
Total increase (decrease)	16,363,600	(26,258,457)
Net assets
Beginning of period	114,029,757	140,288,214
End of period	$130,393,357	$114,029,757
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$18.87	$17.70	$22.34	$15.63	$14.48	$12.79
Net investment income[2]	0.04	0.09	0.05	—[3]	0.06	0.07
Net realized and unrealized gain (loss) on investments	3.80	1.16	(4.04)	7.09	1.28	1.88
Total from investment operations	3.84	1.25	(3.99)	7.09	1.34	1.95
Less distributions
From net investment income	(0.11)	(0.08)	—[3]	(0.05)	(0.07)	(0.05)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)	(0.21)
Total distributions	(0.11)	(0.08)	(0.65)	(0.38)	(0.19)	(0.26)
Net asset value, end of period	$22.60	$18.87	$17.70	$22.34	$15.63	$14.48
Total return (%)[4,5]	20.40[6]	7.10	(18.36)	46.10	9.29	15.59
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$25	$22	$20	$5	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[7]	1.31	1.26	1.30	1.46	1.47
Expenses including reductions	1.12[7]	1.12	1.12	1.15	1.18	1.18
Net investment income	0.35[7]	0.46	0.25	0.01	0.43	0.54
Portfolio turnover (%)	14	12	16	14[8]	30	21

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
14	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$18.23	$17.15	$21.82	$15.34	$14.26	$12.64
Net investment loss[2]	(0.04)	(0.05)	(0.09)	(0.14)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	3.67	1.13	(3.93)	6.95	1.25	1.86
Total from investment operations	3.63	1.08	(4.02)	6.81	1.20	1.83
Less distributions
From net realized gain	—	—	(0.65)	(0.33)	(0.12)	(0.21)
Net asset value, end of period	$21.86	$18.23	$17.15	$21.82	$15.34	$14.26
Total return (%)[3,4]	19.91[5]	6.30	(18.96)	45.03	8.47	14.78
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$4	$5	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.08[6]	2.06	2.01	2.05	2.21	2.22
Expenses including reductions	1.87[6]	1.87	1.87	1.90	1.93	1.93
Net investment loss	(0.40)[6]	(0.29)	(0.50)	(0.73)	(0.34)	(0.21)
Portfolio turnover (%)	14	12	16	14[7]	30	21

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$18.94	$17.77	$22.41	$15.67	$14.51	$12.82
Net investment income[2]	0.07	0.14	0.10	0.06	0.10	0.11
Net realized and unrealized gain (loss) on investments	3.81	1.16	(4.04)	7.10	1.28	1.87
Total from investment operations	3.88	1.30	(3.94)	7.16	1.38	1.98
Less distributions
From net investment income	(0.16)	(0.13)	(0.05)	(0.09)	(0.10)	(0.08)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)	(0.21)
Total distributions	(0.16)	(0.13)	(0.70)	(0.42)	(0.22)	(0.29)
Net asset value, end of period	$22.66	$18.94	$17.77	$22.41	$15.67	$14.51
Total return (%)[3]	20.55[4]	7.35	(18.13)	46.49	9.58	15.86
Ratios and supplemental data
Net assets, end of period (in millions)	$85	$75	$108	$164	$58	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[5]	1.06	1.01	1.05	1.21	1.23
Expenses including reductions	0.87[5]	0.87	0.87	0.90	0.93	0.93
Net investment income	0.60[5]	0.73	0.49	0.28	0.64	0.79
Portfolio turnover (%)	14	12	16	14[6]	30	21

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
16	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$18.96	$17.79	$22.44	$15.69	$14.52	$12.83
Net investment income[2]	0.08	0.15	0.12	0.07	0.12	0.12
Net realized and unrealized gain (loss) on investments	3.81	1.17	(4.05)	7.11	1.28	1.87
Total from investment operations	3.89	1.32	(3.93)	7.18	1.40	1.99
Less distributions
From net investment income	(0.18)	(0.15)	(0.07)	(0.10)	(0.11)	(0.09)
From net realized gain	—	—	(0.65)	(0.33)	(0.12)	(0.21)
Total distributions	(0.18)	(0.15)	(0.72)	(0.43)	(0.23)	(0.30)
Net asset value, end of period	$22.67	$18.96	$17.79	$22.44	$15.69	$14.52
Total return (%)[3]	20.59[4]	7.47	(18.07)	46.63	9.75	15.97
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$9	$6	$4	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	0.95	0.91	0.94	1.10	1.12
Expenses including reductions	0.76[5]	0.76	0.76	0.79	0.82	0.82
Net investment income	0.71[5]	0.80	0.61	0.37	0.77	0.90
Portfolio turnover (%)	14	12	16	14[6]	30	21

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
18	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,117.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	19

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $252,207 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
20	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$30,327
Class C	4,573
Class I	84,871
Class	Expense reduction
Class R6	$11,297
Total	$131,068

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	21

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,029 for the six months ended April 30, 2024. Of this amount, $2,859 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,170 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $15 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$36,632	$17,670
Class C	22,067	2,661
Class I	—	49,354
Class R6	—	272
Total	$58,699	$69,957
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
22	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	132,485	$2,863,634	371,548	$6,977,369
Distributions reinvested	7,182	152,410	5,980	104,707
Repurchased	(178,440)	(3,918,517)	(284,560)	(5,381,805)
Net increase (decrease)	(38,773)	$(902,473)	92,968	$1,700,271
Class C shares
Sold	16,831	$360,280	40,684	$731,077
Repurchased	(21,223)	(447,501)	(64,918)	(1,171,709)
Net decrease	(4,392)	$(87,221)	(24,234)	$(440,632)
Class I shares
Sold	501,083	$10,924,101	843,531	$16,047,988
Distributions reinvested	27,660	587,774	29,468	516,869
Repurchased	(770,230)	(16,428,738)	(2,999,022)	(56,433,761)
Net decrease	(241,487)	$(4,916,863)	(2,126,023)	$(39,868,904)
Class R6 shares
Sold	69,574	$1,532,025	289,624	$5,467,986
Distributions reinvested	4,243	90,209	3,034	53,213
Repurchased	(55,864)	(1,224,585)	(111,730)	(2,132,795)
Net increase	17,953	$397,649	180,928	$3,388,404
Total net decrease	(266,699)	$(5,508,908)	(1,876,361)	$(35,220,861)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $17,316,431 and $23,327,270, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	23

manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
24	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	25

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
26	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Trillium Asset Management, LLC
Portfolio Managers1
Samantha D’Amore
Mitali Prasad, CFA
Cheryl I. Smith, Ph.D., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
1 Effective March 1, 2024, Elizabeth R. Levy, CFA no longer serves as a portfolio manager of the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	27

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549318	467SA 4/24
6/2024

Semiannual report
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
20	Notes to financial statements
30	Statement regarding liquidity risk management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Amazon.com, Inc.	8.8
Apple, Inc.	6.4
Alphabet, Inc., Class A	6.3
Lennar Corp., Class A	4.4
KKR & Company, Inc.	4.3
Microsoft Corp.	4.1
Cheniere Energy, Inc.	3.9
Morgan Stanley	3.9
Analog Devices, Inc.	3.2
Walmart, Inc.	3.2
TOTAL	48.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,223.50	$5.64	1.02%
	Hypothetical example	1,000.00	1,019.80	5.12	1.02%
Class C	Actual expenses/actual returns	1,000.00	1,218.70	9.76	1.77%
	Hypothetical example	1,000.00	1,016.10	8.87	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,224.90	4.26	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,222.90	6.19	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Class R4	Actual expenses/actual returns	1,000.00	1,224.50	5.03	0.91%
	Hypothetical example	1,000.00	1,020.30	4.57	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,225.40	3.93	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,225.70	3.65	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,225.50	3.60	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	5

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 99.7%		$5,278,327,655
(Cost $2,876,906,225)
Communication services 11.3%		599,243,592
Entertainment 5.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,868,379	130,730,479
The Walt Disney Company	799,528	88,827,561
Warner Brothers Discovery, Inc. (A)	6,278,495	46,209,723
Interactive media and services 6.3%
Alphabet, Inc., Class A (A)	2,048,629	333,475,829
Consumer discretionary 17.1%		903,881,159
Broadline retail 10.1%
Amazon.com, Inc. (A)	2,660,086	465,515,050
eBay, Inc.	1,353,354	69,751,865
Hotels, restaurants and leisure 1.8%
Airbnb, Inc., Class A (A)	586,890	93,063,147
Household durables 4.4%
Lennar Corp., Class A	1,551,060	235,171,717
Leisure products 0.8%
Polaris, Inc.	474,159	40,379,380
Consumer staples 7.3%		387,052,281
Beverages 3.2%
Anheuser-Busch InBev SA/NV, ADR	2,831,608	168,933,733
Consumer staples distribution and retail 4.1%
Sysco Corp.	647,914	48,152,968
Walmart, Inc.	2,863,784	169,965,580
Energy 3.9%		206,666,237
Oil, gas and consumable fuels 3.9%
Cheniere Energy, Inc.	1,309,506	206,666,237
Financials 14.3%		756,708,206
Banks 0.7%
Wells Fargo & Company	613,368	36,384,990
Capital markets 13.6%
KKR & Company, Inc.	2,456,275	228,605,514
Morgan Stanley	2,264,567	205,713,266
Nasdaq, Inc.	2,300,667	137,694,920
State Street Corp.	329,431	23,880,453
The Goldman Sachs Group, Inc.	291,601	124,429,063
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 9.1%		$482,526,349
Biotechnology 3.5%
Gilead Sciences, Inc.	1,205,510	78,599,252
Moderna, Inc. (A)	954,220	105,260,008
Health care providers and services 2.9%
Elevance Health, Inc.	255,859	135,241,950
UnitedHealth Group, Inc.	40,182	19,436,033
Life sciences tools and services 2.7%
Danaher Corp.	329,990	81,382,134
Thermo Fisher Scientific, Inc.	110,084	62,606,972
Industrials 7.3%		386,832,875
Aerospace and defense 4.4%
Airbus SE	444,319	73,116,257
General Dynamics Corp.	212,982	61,145,002
Lockheed Martin Corp.	170,507	79,273,820
RTX Corp.	199,972	20,301,157
Building products 0.2%
Carrier Global Corp.	197,369	12,136,220
Commercial services and supplies 0.2%
Veralto Corp.	109,999	10,304,706
Ground transportation 1.5%
Union Pacific Corp.	342,956	81,335,445
Machinery 0.2%
Otis Worldwide Corp.	98,698	9,001,258
Trading companies and distributors 0.8%
United Rentals, Inc.	60,209	40,219,010
Information technology 25.3%		1,338,576,048
Semiconductors and semiconductor equipment 10.3%
Analog Devices, Inc.	851,499	170,819,214
KLA Corp.	198,015	136,489,759
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	538,123	73,905,813
Texas Instruments, Inc.	935,168	164,982,339
Software 8.6%
Microsoft Corp.	561,294	218,528,593
Oracle Corp.	490,971	55,847,951
Salesforce, Inc.	374,216	100,641,651
Workday, Inc., Class A (A)	325,405	79,636,366
Technology hardware, storage and peripherals 6.4%
Apple, Inc.	1,982,765	337,724,362
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	7

	Shares	Value
Materials 0.7%		$35,846,743
Chemicals 0.7%
LyondellBasell Industries NV, Class A	358,575	35,846,743
Real estate 3.4%		180,994,165
Specialized REITs 3.4%
American Tower Corp.	118,879	20,394,881
Crown Castle, Inc.	1,712,511	160,599,284

	Par value^	Value
Short-term investments 0.3%		$18,000,000
(Cost $18,000,000)
Repurchase agreement 0.3%		18,000,000
Barclays Tri-Party Repurchase Agreement dated 4-30-24 at 5.290% to be repurchased at $18,002,645 on 5-1-24, collateralized by $19,349,600 U.S. Treasury Notes, 2.625% due 5-31-27 (valued at $18,362,744)	18,000,000	18,000,000

Total investments (Cost $2,894,906,225) 100.0%	$5,296,327,655
Other assets and liabilities, net (0.0%)	(1,226,075)
Total net assets 100.0%	$5,295,101,580

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $2,907,132,749. Net unrealized appreciation aggregated to $2,389,194,906, of which $2,472,331,074 related to gross unrealized appreciation and $83,136,168 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,894,906,225)	$5,296,327,655
Cash	228,289
Dividends and interest receivable	3,018,036
Receivable for fund shares sold	2,169,416
Other assets	479,411
Total assets	5,302,222,807
Liabilities
Payable for fund shares repurchased	3,200,000
Payable to affiliates
Investment management fees	2,710,641
Accounting and legal services fees	201,255
Transfer agent fees	285,644
Distribution and service fees	467,710
Trustees’ fees	7,809
Other liabilities and accrued expenses	248,168
Total liabilities	7,121,227
Net assets	$5,295,101,580
Net assets consist of
Paid-in capital	$2,504,413,796
Total distributable earnings (loss)	2,790,687,784
Net assets	$5,295,101,580

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,072,242,844 ÷ 31,998,413 shares)[1]	$64.76
Class C ($43,466,277 ÷ 818,651 shares)[1]	$53.10
Class I ($780,573,398 ÷ 11,327,861 shares)	$68.91
Class R2 ($5,534,625 ÷ 80,903 shares)	$68.41
Class R4 ($106,094 ÷ 1,550 shares)	$68.43[2]
Class R5 ($600,714 ÷ 8,689 shares)	$69.13
Class R6 ($560,256,306 ÷ 8,098,650 shares)	$69.18
Class NAV ($1,832,321,322 ÷ 26,500,109 shares)	$69.14
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$68.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $68.43 is calculated using Net assets of $106,093.64 and Shares outstanding of 1,550.468.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$33,667,088
Interest	946,707
Less foreign taxes withheld	(198,222)
Total investment income	34,415,573
Expenses
Investment management fees	16,113,725
Distribution and service fees	2,769,177
Accounting and legal services fees	536,660
Transfer agent fees	1,722,455
Trustees’ fees	59,301
Custodian fees	283,820
State registration fees	72,293
Printing and postage	88,728
Professional fees	111,183
Other	68,393
Total expenses	21,825,735
Less expense reductions	(202,991)
Net expenses	21,622,744
Net investment income	12,792,829
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	394,733,714
394,733,714
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	617,916,121
617,916,121
Net realized and unrealized gain	1,012,649,835
Increase in net assets from operations	$1,025,442,664
10	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$12,792,829	$19,965,217
Net realized gain	394,733,714	332,029,451
Change in net unrealized appreciation (depreciation)	617,916,121	159,858,857
Increase in net assets resulting from operations	1,025,442,664	511,853,525
Distributions to shareholders
From earnings
Class A	(127,714,473)	(103,662,388)
Class C	(3,548,069)	(3,629,035)
Class I	(47,724,891)	(40,016,149)
Class R2	(336,861)	(356,639)
Class R4	(7,203)	(67,684)
Class R5	(34,104)	(34,129)
Class R6	(35,230,530)	(29,701,365)
Class NAV	(116,044,864)	(110,641,840)
Total distributions	(330,640,995)	(288,109,229)
From fund share transactions	(39,658,567)	(224,256,035)
Total increase (decrease)	655,143,102	(511,739)
Net assets
Beginning of period	4,639,958,478	4,640,470,217
End of period	$5,295,101,580	$4,639,958,478
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$56.46	$54.43	$76.05	$50.84	$46.52	$46.66
Net investment income (loss)[2]	0.09	0.14	0.08	(0.03)	0.20	0.24
Net realized and unrealized gain (loss) on investments	12.37	5.30	(16.10)	25.42	4.38	4.82
Total from investment operations	12.46	5.44	(16.02)	25.39	4.58	5.06
Less distributions
From net investment income	(0.17)	(0.12)	—	(0.18)	(0.26)	(0.13)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.16)	(3.41)	(5.60)	(0.18)	(0.26)	(5.20)
Net asset value, end of period	$64.76	$56.46	$54.43	$76.05	$50.84	$46.52
Total return (%)[3,4]	22.35[5]	10.75	(22.73)	50.04	9.88	13.23
Ratios and supplemental data
Net assets, end of period (in millions)	$2,072	$1,746	$1,670	$2,242	$1,550	$1,550
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.03	1.02	1.02	1.04	1.03
Expenses including reductions	1.02[6]	1.02	1.01	1.01	1.03	1.02
Net investment income (loss)	0.29[6]	0.24	0.12	(0.04)	0.40	0.56
Portfolio turnover (%)	13	19	26	16	19	29[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
12	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$46.95	$46.04	$65.65	$44.08	$40.42	$41.41
Net investment loss[2]	(0.12)	(0.24)	(0.34)	(0.46)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	10.26	4.44	(13.67)	22.03	3.80	4.15
Total from investment operations	10.14	4.20	(14.01)	21.57	3.66	4.08
Less distributions
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Net asset value, end of period	$53.10	$46.95	$46.04	$65.65	$44.08	$40.42
Total return (%)[3,4]	21.87[5]	9.93	(23.32)	48.93	9.05	12.38
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$44	$53	$89	$84	$127
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.78	1.77	1.77	1.79	1.78
Expenses including reductions	1.77[6]	1.78	1.76	1.76	1.78	1.77
Net investment loss	(0.46)[6]	(0.51)	(0.64)	(0.79)	(0.33)	(0.17)
Portfolio turnover (%)	13	19	26	16	19	29[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$59.91	$57.56	$80.04	$53.47	$48.89	$48.78
Net investment income[2]	0.18	0.30	0.25	0.14	0.34	0.37
Net realized and unrealized gain (loss) on investments	13.13	5.61	(17.01)	26.73	4.61	5.07
Total from investment operations	13.31	5.91	(16.76)	26.87	4.95	5.44
Less distributions
From net investment income	(0.32)	(0.27)	(0.12)	(0.30)	(0.37)	(0.26)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.31)	(3.56)	(5.72)	(0.30)	(0.37)	(5.33)
Net asset value, end of period	$68.91	$59.91	$57.56	$80.04	$53.47	$48.89
Total return (%)[3]	22.49[4]	11.03	(22.55)	50.42	10.16	13.51
Ratios and supplemental data
Net assets, end of period (in millions)	$781	$666	$672	$941	$625	$819
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.77	0.77	0.79	0.79
Expenses including reductions	0.77[5]	0.78	0.76	0.76	0.78	0.78
Net investment income	0.54[5]	0.49	0.37	0.20	0.66	0.81
Portfolio turnover (%)	13	19	26	16	19	29[6]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
14	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$59.40	$57.06	$79.54	$53.16	$48.63	$48.51
Net investment income (loss)[2]	0.06	0.08	—[3]	(0.12)	0.13	0.19
Net realized and unrealized gain (loss) on investments	13.03	5.58	(16.88)	26.60	4.59	5.06
Total from investment operations	13.09	5.66	(16.88)	26.48	4.72	5.25
Less distributions
From net investment income	(0.09)	(0.03)	—	(0.10)	(0.19)	(0.06)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.08)	(3.32)	(5.60)	(0.10)	(0.19)	(5.13)
Net asset value, end of period	$68.41	$59.40	$57.06	$79.54	$53.16	$48.63
Total return (%)[4]	22.29[5]	10.64	(22.84)	49.87	9.73	13.09
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$6	$9	$7	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.14	1.14	1.14	1.17	1.18
Expenses including reductions	1.12[6]	1.13	1.13	1.13	1.17	1.17
Net investment income (loss)	0.19[6]	0.14	—[7]	(0.17)	0.28	0.41
Portfolio turnover (%)	13	19	26	16	19	29[8]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	15

CLASS R4 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$59.47	$57.16	$79.54	$53.15	$48.61	$48.51
Net investment income[2]	0.18	0.21	0.15	0.04	0.26	0.36
Net realized and unrealized gain (loss) on investments	13.01	5.58	(16.90)	26.58	4.59	4.99
Total from investment operations	13.19	5.79	(16.75)	26.62	4.85	5.35
Less distributions
From net investment income	(0.24)	(0.19)	(0.03)	(0.23)	(0.31)	(0.18)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.23)	(3.48)	(5.63)	(0.23)	(0.31)	(5.25)
Net asset value, end of period	$68.43	$59.47	$57.16	$79.54	$53.15	$48.61
Total return (%)[3]	22.45[4]	10.88	(22.67)	50.20	10.00	13.35
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$1	$2	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.02	1.01	1.01	1.02	1.03
Expenses including reductions	0.91[6]	0.91	0.90	0.90	0.92	0.92
Net investment income	0.51[6]	0.35	0.23	0.06	0.51	0.77
Portfolio turnover (%)	13	19	26	16	19	29[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
16	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$60.10	$57.74	$80.26	$53.61	$49.02	$48.89
Net investment income[2]	0.20	0.33	0.29	0.19	0.36	0.40
Net realized and unrealized gain (loss) on investments	13.18	5.63	(17.06)	26.79	4.63	5.08
Total from investment operations	13.38	5.96	(16.77)	26.98	4.99	5.48
Less distributions
From net investment income	(0.36)	(0.31)	(0.15)	(0.33)	(0.40)	(0.28)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.35)	(3.60)	(5.75)	(0.33)	(0.40)	(5.35)
Net asset value, end of period	$69.13	$60.10	$57.74	$80.26	$53.61	$49.02
Total return (%)[3]	22.54[4]	11.09	(22.50)	50.50	10.22	13.60
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]	$1	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[6]	0.72	0.71	0.71	0.73	0.73
Expenses including reductions	0.71[6]	0.71	0.70	0.70	0.72	0.72
Net investment income	0.60[6]	0.54	0.43	0.26	0.71	0.86
Portfolio turnover (%)	13	19	26	16	19	29[7]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	17

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$60.15	$57.79	$80.32	$53.64	$49.04	$48.91
Net investment income[2]	0.22	0.36	0.32	0.22	0.39	0.45
Net realized and unrealized gain (loss) on investments	13.19	5.63	(17.07)	26.81	4.63	5.05
Total from investment operations	13.41	5.99	(16.75)	27.03	5.02	5.50
Less distributions
From net investment income	(0.39)	(0.34)	(0.18)	(0.35)	(0.42)	(0.30)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.38)	(3.63)	(5.78)	(0.35)	(0.42)	(5.37)
Net asset value, end of period	$69.18	$60.15	$57.79	$80.32	$53.64	$49.04
Total return (%)[3]	22.57[4]	11.15	(22.46)	50.59	10.28	13.63
Ratios and supplemental data
Net assets, end of period (in millions)	$560	$495	$478	$593	$386	$397
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.67	0.66	0.66	0.68	0.68
Expenses including reductions	0.66[5]	0.67	0.65	0.65	0.67	0.67
Net investment income	0.65[5]	0.60	0.48	0.31	0.76	0.96
Portfolio turnover (%)	13	19	26	16	19	29[6]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$60.13	$57.77	$80.29	$53.62	$49.02	$48.90
Net investment income[2]	0.22	0.37	0.33	0.23	0.40	0.42
Net realized and unrealized gain (loss) on investments	13.17	5.63	(17.06)	26.80	4.63	5.07
Total from investment operations	13.39	6.00	(16.73)	27.03	5.03	5.49
Less distributions
From net investment income	(0.39)	(0.35)	(0.19)	(0.36)	(0.43)	(0.30)
From net realized gain	(3.99)	(3.29)	(5.60)	—	—	(5.07)
Total distributions	(4.38)	(3.64)	(5.79)	(0.36)	(0.43)	(5.37)
Net asset value, end of period	$69.14	$60.13	$57.77	$80.29	$53.62	$49.02
Total return (%)[3]	22.55[4]	11.18	(22.47)	50.60	10.30	13.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1,832	$1,684	$1,759	$2,425	$2,063	$2,218
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.67	0.65	0.65	0.67	0.67
Expenses including reductions	0.65[5]	0.66	0.65	0.64	0.66	0.66
Net investment income	0.66[5]	0.61	0.49	0.33	0.78	0.91
Portfolio turnover (%)	13	19	26	16	19	29[6]

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
20	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$599,243,592	$599,243,592	—	—
Consumer discretionary	903,881,159	903,881,159	—	—
Consumer staples	387,052,281	387,052,281	—	—
Energy	206,666,237	206,666,237	—	—
Financials	756,708,206	756,708,206	—	—
Health care	482,526,349	482,526,349	—	—
Industrials	386,832,875	313,716,618	$73,116,257	—
Information technology	1,338,576,048	1,338,576,048	—	—
Materials	35,846,743	35,846,743	—	—
Real estate	180,994,165	180,994,165	—	—
Short-term investments	18,000,000	—	18,000,000	—
Total investments in securities	$5,296,327,655	$5,205,211,398	$91,116,257	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	21

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
22	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $8,618.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	23

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C and Class I shares of the fund to the extent they exceed 1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will expire on February 28, 2025, unless renewed by mutual agreement of the fund and Advisor based upon determination that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$78,083
Class C	1,784
Class I	29,644
Class R2	219
Class R4	13
Class	Expense reduction
Class R5	$22
Class R6	21,638
Class NAV	71,398
Total	$202,801

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
24	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $190 for Class R4 shares for the six months ended April 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $296,260 for the six months ended April 30, 2024. Of this amount, $50,193 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $246,067 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $1,817 and $1,678 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,523,795	$1,217,794
Class C	231,451	27,964
Class I	—	462,471
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	25

Class	Distribution and service fees	Transfer agent fees
Class R2	$13,128	$142
Class R4	665	12
Class R5	138	14
Class R6	—	14,058
Total	$2,769,177	$1,722,455
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,403,154	$89,622,626	2,589,942	$146,564,449
Distributions reinvested	1,945,986	121,585,523	1,957,808	98,555,960
Repurchased	(2,265,441)	(144,262,017)	(4,314,437)	(243,675,962)
Net increase	1,083,699	$66,946,132	233,313	$1,444,447
Class C shares
Sold	42,225	$2,205,850	105,588	$4,979,273
Distributions reinvested	61,983	3,183,438	79,101	3,332,533
Repurchased	(220,315)	(11,558,684)	(401,226)	(19,045,958)
Net decrease	(116,107)	$(6,169,396)	(216,537)	$(10,734,152)
Class I shares
Sold	797,401	$53,673,720	1,523,163	$91,200,796
Distributions reinvested	602,446	40,014,439	628,519	33,500,087
Repurchased	(1,183,691)	(80,080,789)	(2,715,072)	(161,586,984)
Net increase (decrease)	216,156	$13,607,370	(563,390)	$(36,886,101)
Class R2 shares
Sold	1,853	$123,538	5,512	$328,210
Distributions reinvested	5,076	335,137	6,485	343,793
Repurchased	(10,389)	(708,905)	(36,875)	(2,207,563)
Net decrease	(3,460)	$(250,230)	(24,878)	$(1,535,560)
26	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	95	$6,372	910	$53,875
Distributions reinvested	109	7,203	1,278	67,684
Repurchased	(18,615)	(1,259,461)	(9,837)	(586,275)
Net decrease	(18,411)	$(1,245,886)	(7,649)	$(464,716)
Class R5 shares
Sold	506	$34,965	1,808	$109,087
Distributions reinvested	512	34,104	639	34,129
Repurchased	(282)	(18,992)	(4,183)	(247,595)
Net increase (decrease)	736	$50,077	(1,736)	$(104,379)
Class R6 shares
Sold	597,623	$40,734,303	1,564,684	$94,621,365
Distributions reinvested	523,080	34,863,271	553,406	29,585,062
Repurchased	(1,244,677)	(84,777,364)	(2,167,469)	(130,547,838)
Net decrease	(123,974)	$(9,179,790)	(49,379)	$(6,341,411)
Class NAV shares
Sold	37,001	$2,526,681	417,282	$24,819,116
Distributions reinvested	1,741,892	116,044,864	2,070,394	110,641,840
Repurchased	(3,280,054)	(221,988,389)	(4,932,048)	(305,095,119)
Net decrease	(1,501,161)	$(103,416,844)	(2,444,372)	$(169,634,163)
Total net decrease	(462,522)	$(39,658,567)	(3,074,628)	$(224,256,035)
Affiliates of the fund owned 2% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $653,704,612 and $959,884,591, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	27

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 32.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.9%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	6.9%
28	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
30	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	31

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549347	50SA 4/24
6/2024

Semiannual report
John Hancock
Global Environmental Opportunities Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Environmental Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
16	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing primarily in Environmental Companies.1
TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
1The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries, and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Republic Services, Inc.	4.5
Synopsys, Inc.	4.0
Waste Connections, Inc.	4.0
Eaton Corp. PLC	3.9
Xylem, Inc.	3.8
Waste Management, Inc.	3.7
Schneider Electric SE	3.5
PTC, Inc.	3.5
Agilent Technologies, Inc.	3.4
Tetra Tech, Inc.	3.1
TOTAL	37.4
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
United States	58.5
Canada	9.3
France	7.0
Germany	6.7
Ireland	3.9
Switzerland	3.3
Netherlands	2.6
Japan	2.6
Italy	1.9
Sweden	1.6
TOTAL	97.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectus.
4	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,218.60	$6.67	1.21%
	Hypothetical example	1,000.00	1,018.80	6.07	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,213.90	10.79	1.96%
	Hypothetical example	1,000.00	1,015.10	9.82	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,220.20	5.30	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Class R6	Actual expenses/actual returns	1,000.00	1,221.20	4.69	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 97.4%		$58,992,871
(Cost $51,462,202)
Canada 9.3%		5,611,042
Stantec, Inc.	15,972	1,271,704
Waste Connections, Inc.	14,999	2,431,188
West Fraser Timber Company, Ltd.	4,472	342,518
WSP Global, Inc.	10,318	1,565,632
France 7.0%		4,222,433
Dassault Systemes SE	26,414	1,036,802
Legrand SA	10,402	1,068,980
Schneider Electric SE	9,283	2,116,651
Germany 6.7%		4,052,383
Infineon Technologies AG	33,856	1,174,907
Siemens AG	8,115	1,520,214
Symrise AG	12,662	1,357,262
Ireland 3.9%		2,354,888
Smurfit Kappa Group PLC	16,894	732,011
Trane Technologies PLC	5,114	1,622,877
Italy 1.9%		1,153,092
Terna - Rete Elettrica Nazionale	143,922	1,153,092
Japan 2.6%		1,559,836
Keyence Corp.	2,300	1,011,471
Tokyo Electron, Ltd.	2,500	548,365
Netherlands 2.6%		1,584,374
ASML Holding NV	1,819	1,584,374
Sweden 1.6%		987,265
Hexagon AB, B Shares	94,376	987,265
Switzerland 3.3%		2,008,302
Givaudan SA	345	1,475,486
SIG Group AG (A)	26,663	532,816
United States 58.5%		35,459,256
AECOM	17,406	1,607,618
Agilent Technologies, Inc.	14,884	2,039,703
American Water Works Company, Inc.	8,043	983,820
ANSYS, Inc. (A)	5,429	1,763,774
Applied Materials, Inc.	9,065	1,800,762
Autodesk, Inc. (A)	5,045	1,073,828
Bentley Systems, Inc., Class B	14,915	783,485
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	7

	Shares	Value
United States (continued)
Cadence Design Systems, Inc. (A)	6,256	$1,724,341
Carrier Global Corp.	27,556	1,694,418
Eaton Corp. PLC	7,502	2,387,587
Equinix, Inc.	2,486	1,767,819
ON Semiconductor Corp. (A)	18,497	1,297,750
PTC, Inc. (A)	11,848	2,102,309
Republic Services, Inc.	14,187	2,719,648
Synopsys, Inc. (A)	4,605	2,443,367
Tetra Tech, Inc.	9,478	1,845,556
Thermo Fisher Scientific, Inc.	2,995	1,703,316
Veralto Corp.	11,495	1,076,852
Waste Management, Inc.	10,806	2,247,864
Weyerhaeuser Company	2,321	70,025
Xylem, Inc.	17,792	2,325,414

Total investments (Cost $51,462,202) 97.4%	$58,992,871
Other assets and liabilities, net 2.6%	1,582,691
Total net assets 100.0%	$60,575,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $51,818,272. Net unrealized appreciation aggregated to $7,174,599, of which $8,017,777 related to gross unrealized appreciation and $843,178 related to gross unrealized depreciation.
8	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $51,462,202)	$58,992,871
Cash	1,529,776
Dividends and interest receivable	66,062
Receivable for fund shares sold	65
Receivable from affiliates	597
Other assets	26,283
Total assets	60,615,654
Liabilities
Foreign currency overdraft, at value (cost $4,873)	4,873
Payable to affiliates
Accounting and legal services fees	3,317
Transfer agent fees	413
Trustees’ fees	149
Other liabilities and accrued expenses	31,340
Total liabilities	40,092
Net assets	$60,575,562
Net assets consist of
Paid-in capital	$51,939,664
Total distributable earnings (loss)	8,635,898
Net assets	$60,575,562

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($537,367 ÷ 51,828 shares)	$10.37
Class C ($50,887 ÷ 5,010 shares)	$10.16
Class I ($1,519,182 ÷ 145,792 shares)	$10.42
Class R6 ($58,468,126 ÷ 5,606,633 shares)	$10.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)	$10.92
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$347,470
Interest	20,131
Less foreign taxes withheld	(22,090)
Total investment income	345,511
Expenses
Investment management fees	265,275
Distribution and service fees	828
Accounting and legal services fees	5,704
Transfer agent fees	2,440
Trustees’ fees	1,191
Custodian fees	17,429
State registration fees	37,610
Printing and postage	8,266
Professional fees	29,522
Other	10,199
Total expenses	378,464
Less expense reductions	(103,797)
Net expenses	274,667
Net investment income	70,844
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,959,417
2,959,417
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	9,807,306
9,807,306
Net realized and unrealized gain	12,766,723
Increase in net assets from operations	$12,837,567
10	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$70,844	$82,034
Net realized gain (loss)	2,959,417	(783,959)
Change in net unrealized appreciation (depreciation)	9,807,306	63,686
Increase (decrease) in net assets resulting from operations	12,837,567	(638,239)
Distributions to shareholders
From earnings
Class I	(390)	(1)
Class R6	(146,253)	(25,725)
Total distributions	(146,643)	(25,726)
From fund share transactions	(8,720,823)	32,382,139
Total increase	3,970,101	31,718,174
Net assets
Beginning of period	56,605,461	24,887,287
End of period	$60,575,562	$56,605,461
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$8.51	$7.94	$10.67	$10.00
Net investment loss[3]	(0.01)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.87	0.58[4]	(2.69)	0.69
Total from investment operations	1.86	0.57	(2.73)	0.67
Net asset value, end of period	$10.37	$8.51	$7.94	$10.67
Total return (%)[5,6]	21.86[7]	7.31	(25.68)	6.70[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[9]	1.78	4.08	3.99[10]
Expenses including reductions	1.21[9]	1.21	1.21	1.22[10]
Net investment loss	(0.13)[9]	(0.08)	(0.43)	(0.73)[9]
Portfolio turnover (%)	24	40	38	7

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
12	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$8.37	$7.86	$10.65	$10.00
Net investment loss[3]	(0.04)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.83	0.58[4]	(2.71)	0.69
Total from investment operations	1.79	0.51	(2.79)	0.65
Net asset value, end of period	$10.16	$8.37	$7.86	$10.65
Total return (%)[5,6]	21.39[7]	6.49	(26.20)	6.50[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[9]	2.53	4.83	4.74[10]
Expenses including reductions	1.96[9]	1.96	1.96	1.97[10]
Net investment loss	(0.89)[9]	(0.81)	(0.90)	(1.52)[9]
Portfolio turnover (%)	24	40	38	7

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$8.55	$7.95	$10.68	$10.00
Net investment income (loss)[3]	0.01	—[4]	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	1.87	0.60[5]	(2.73)	0.69
Total from investment operations	1.88	0.60	(2.73)	0.68
Less distributions
From net investment income	(0.01)	—[4]	—	—
Net asset value, end of period	$10.42	$8.55	$7.95	$10.68
Total return (%)[6]	22.02[7]	7.55	(25.56)	6.80[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[9]	1.53	3.83	3.74[10]
Expenses including reductions	0.96[9]	0.96	0.96	0.97[10]
Net investment income (loss)	0.28[9]	0.04	0.04	(0.48)[9]
Portfolio turnover (%)	24	40	38	7

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
14	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$8.56	$7.96	$10.68	$10.00
Net investment income (loss)[3]	0.01	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.88	0.59[4]	(2.73)	0.69
Total from investment operations	1.89	0.61	(2.72)	0.68
Less distributions
From net investment income	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.43	$8.56	$7.96	$10.68
Total return (%)[5]	22.12[6]	7.64	(25.47)	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$56	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[7]	1.42	3.72	3.64[8]
Expenses including reductions	0.85[7]	0.85	0.85	0.86[8]
Net investment income (loss)	0.22[7]	0.25	0.09	(0.37)[7]
Portfolio turnover (%)	24	40	38	7

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies.The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
16	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$5,611,042	$5,611,042	—	—
France	4,222,433	—	$4,222,433	—
Germany	4,052,383	—	4,052,383	—
Ireland	2,354,888	1,622,877	732,011	—
Italy	1,153,092	—	1,153,092	—
Japan	1,559,836	—	1,559,836	—
Netherlands	1,584,374	—	1,584,374	—
Sweden	987,265	—	987,265	—
Switzerland	2,008,302	—	2,008,302	—
United States	35,459,256	35,459,256	—	—
Total investments in securities	$58,992,871	$42,693,175	$16,299,696	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	17

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,002.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $843,091 and a long-term capital loss carryforward of $657,057 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of capital loss carryforwards may be limited in future years.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust), Manulife Global
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	19

Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.)(Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$757
Class C	80
Class I	1,530
Class	Expense reduction
Class R6	$101,430
Total	$103,797

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.50% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
20	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $20 for the six months ended April 30, 2024. Of this amount, $4 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$582	$281
Class C	246	30
Class I	—	542
Class R6	—	1,587
Total	$828	$2,440
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	21

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,841	$124,240	31,239	$281,218
Repurchased	(4,864)	(51,328)	(9,867)	(86,772)
Net increase	6,977	$72,912	21,372	$194,446
Class I shares
Sold	116,479	$1,174,353	26,479	$249,970
Distributions reinvested	33	328	—	1
Repurchased	(2,203)	(23,767)	(6,966)	(62,277)
Net increase	114,309	$1,150,914	19,513	$187,694
Class R6 shares
Sold	—	—	3,444,564	$31,999,999
Repurchased	(922,510)	$(9,944,649)	—	—
Net increase (decrease)	(922,510)	$(9,944,649)	3,444,564	$31,999,999
Total net increase (decrease)	(801,224)	$(8,720,823)	3,485,449	$32,382,139
For the six months ended April 30, 2024 and year ended October 31, 2023, there were no Class C shares activity.
Affiliates of the fund owned 10%, 100%, 3% and 78% of shares of Class A, Class C, Class I and Class R6, respectively, on April 30, 2024. As of April 30, 2024, one shareholder held approximately 21% of the fund. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $14,930,486 and $23,039,159, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. The industrials sector may be affected by general economic conditions, commodity productions and pricing, supply and demand fluctuations, environmental and other government regulation, and technological developments, among other factors.
22	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Environmental Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	25

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers1
Luciano Diana
Katie Self, PhD
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
1 Effective March 1, 2024, Yi Du and Gabriel Micheli, CFA no longer serve as portfolio managers for the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549340	482SA 4/24
6/2024

Semiannual report
John Hancock
Global Thematic Opportunities Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
25	Statement regarding liquidity risk management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Thermo Fisher Scientific, Inc.	3.9
Visa, Inc., Class A	3.8
Novo Nordisk A/S, Class B	3.8
NVIDIA Corp.	3.8
Microsoft Corp.	3.6
Alphabet, Inc., Class A	3.3
KLA Corp.	3.2
NextEra Energy, Inc.	3.0
Republic Services, Inc.	3.0
UnitedHealth Group, Inc.	2.9
TOTAL	34.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of net assets)
United States	60.9
France	7.8
Switzerland	4.7
Netherlands	4.6
United Kingdom	4.0
Denmark	3.8
Canada	3.8
Taiwan	2.3
Ireland	1.8
Germany	1.8
TOTAL	95.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,250.90	$6.77	1.21%
	Hypothetical example	1,000.00	1,018.80	6.07	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,247.10	10.95	1.96%
	Hypothetical example	1,000.00	1,015.10	9.82	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,253.40	5.32	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Class R6	Actual expenses/actual returns	1,000.00	1,254.20	4.82	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,253.20	4.82	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 99.1%		$194,692,638
(Cost $147,338,659)
Canada 3.8%		7,449,462
Lululemon Athletica, Inc. (A)	8,410	3,032,646
WSP Global, Inc.	23,357	3,544,142
Xenon Pharmaceuticals, Inc. (A)	21,468	872,674
Denmark 3.8%		7,469,089
Novo Nordisk A/S, Class B	58,242	7,469,089
France 7.8%		15,271,807
EssilorLuxottica SA	7,628	1,626,534
Hermes International SCA	1,857	4,445,646
L’Oreal SA	10,254	4,807,628
Schneider Electric SE	19,262	4,391,999
Germany 1.8%		3,604,116
Siemens AG	19,239	3,604,116
Indonesia 0.9%		1,849,640
Bank Rakyat Indonesia Persero Tbk PT	6,110,400	1,849,640
Ireland 1.8%		3,623,096
Allegion PLC	29,805	3,623,096
Netherlands 4.6%		8,997,460
ASML Holding NV	5,865	5,108,496
NXP Semiconductors NV	15,180	3,888,964
Sweden 1.6%		3,168,807
Hexagon AB, B Shares	302,917	3,168,807
Switzerland 4.7%		9,169,395
Cie Financiere Richemont SA, A Shares	15,413	2,130,493
Givaudan SA	741	3,169,087
Sika AG	13,604	3,869,815
Taiwan 2.3%		4,621,147
Taiwan Semiconductor Manufacturing Company, Ltd.	193,000	4,621,147
United Kingdom 4.0%		7,802,185
Compass Group PLC	129,138	3,591,801
Ferguson PLC	20,059	4,210,384
United States 60.9%		119,560,071
Alphabet, Inc., Class A (A)	39,493	6,428,671
Amazon.com, Inc. (A)	31,336	5,483,800
Applied Materials, Inc.	12,608	2,504,579
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

	Shares	Value
United States (continued)
Booking Holdings, Inc.	1,065	$3,676,412
Boston Scientific Corp. (A)	70,475	5,065,038
Cytokinetics, Inc. (A)	11,990	735,227
IDEX Corp.	14,076	3,103,195
IDEXX Laboratories, Inc. (A)	7,031	3,464,596
Intuit, Inc.	7,903	4,944,275
KLA Corp.	9,187	6,332,507
Meta Platforms, Inc., Class A	8,009	3,445,232
Microsoft Corp.	18,262	7,109,944
NextEra Energy, Inc.	89,075	5,965,353
NVIDIA Corp.	8,592	7,423,660
ON Semiconductor Corp. (A)	31,792	2,230,527
Pool Corp.	10,510	3,810,190
Republic Services, Inc.	30,881	5,919,888
Roper Technologies, Inc.	10,377	5,307,420
SpringWorks Therapeutics, Inc. (A)	20,716	967,230
Synopsys, Inc. (A)	10,016	5,314,389
The Toro Company	36,382	3,186,699
Thermo Fisher Scientific, Inc.	13,393	7,616,867
TopBuild Corp. (A)	7,704	3,117,578
UnitedHealth Group, Inc.	11,964	5,786,987
Visa, Inc., Class A	28,123	7,554,119
Zoetis, Inc.	19,252	3,065,688
Uruguay 1.1%		2,106,363
MercadoLibre, Inc. (A)	1,444	2,106,363

Total investments (Cost $147,338,659) 99.1%	$194,692,638
Other assets and liabilities, net 0.9%	1,762,054
Total net assets 100.0%	$196,454,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $148,378,888. Net unrealized appreciation aggregated to $46,313,750, of which $47,988,552 related to gross unrealized appreciation and $1,674,802 related to gross unrealized depreciation.
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $147,338,659)	$194,692,638
Cash	1,404,556
Foreign currency, at value (Cost $53,072)	52,463
Dividends and interest receivable	328,641
Receivable from affiliates	583
Other assets	64,142
Total assets	196,543,023
Liabilities
Payable to affiliates
Accounting and legal services fees	6,546
Transfer agent fees	293
Trustees’ fees	339
Other liabilities and accrued expenses	81,153
Total liabilities	88,331
Net assets	$196,454,692
Net assets consist of
Paid-in capital	$117,505,165
Total distributable earnings (loss)	78,949,527
Net assets	$196,454,692

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,375,936 ÷ 101,890 shares)[1]	$13.50
Class C ($135,262 ÷ 10,310 shares)[1]	$13.12
Class I ($1,539,223 ÷ 113,541 shares)	$13.56
Class R6 ($148,510 ÷ 10,947 shares)	$13.57
Class NAV ($193,255,761 ÷ 14,238,101 shares)	$13.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.21

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$1,295,876
Interest	32,081
Securities lending	409
Less foreign taxes withheld	(89,306)
Total investment income	1,239,060
Expenses
Investment management fees	871,465
Distribution and service fees	2,489
Accounting and legal services fees	21,150
Transfer agent fees	1,658
Trustees’ fees	2,949
Custodian fees	34,801
State registration fees	28,421
Printing and postage	9,193
Professional fees	33,397
Other	30,746
Total expenses	1,036,269
Less expense reductions	(122,686)
Net expenses	913,583
Net investment income	325,477
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,746,739
Affiliated investments	(11)
33,746,728
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,096,786
19,096,786
Net realized and unrealized gain	52,843,514
Increase in net assets from operations	$53,168,991
10	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$325,477	$1,261,401
Net realized gain	33,746,728	6,691,310
Change in net unrealized appreciation (depreciation)	19,096,786	19,074,125
Increase in net assets resulting from operations	53,168,991	27,026,836
Distributions to shareholders
From earnings
Class A	(6,448)	(1,327)
Class I	(6,686)	(2,650)
Class R6	(1,004)	(455)
Class NAV	(1,692,710)	(1,352,326)
Total distributions	(1,706,848)	(1,356,758)
From fund share transactions	(89,265,513)	(75,365,908)
Total decrease	(37,803,370)	(49,695,830)
Net assets
Beginning of period	234,258,062	283,953,892
End of period	$196,454,692	$234,258,062
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.84	$9.94	$15.23	$12.56	$12.04	$10.00
Net investment income (loss)[3]	—[4]	0.01	(0.01)	(0.03)	0.06	0.04
Net realized and unrealized gain (loss) on investments	2.72	0.90	(3.85)	3.49	0.92	2.00
Total from investment operations	2.72	0.91	(3.86)	3.46	0.98	2.04
Less distributions
From net investment income	(0.06)	(0.01)	—	(0.05)	(0.06)	—
From net realized gain	—	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.06)	(0.01)	(1.43)	(0.79)	(0.46)	—
Net asset value, end of period	$13.50	$10.84	$9.94	$15.23	$12.56	$12.04
Total return (%)[5,6]	25.09[7]	9.15	(27.96)	28.39	8.30	20.40[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[8]	1.36	1.26	1.28	1.33	1.37[8]
Expenses including reductions	1.21[8]	1.19	1.19	1.19	1.19	1.19[8]
Net investment income (loss)	(0.05)[8]	0.11	(0.05)	(0.20)	0.48	0.39[8]
Portfolio turnover (%)	25	71	48	43	58	59

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.52	$9.72	$15.03	$12.44	$11.96	$10.00
Net investment loss[3]	(0.05)	(0.07)	(0.10)	(0.15)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.65	0.87	(3.78)	3.48	0.91	1.99
Total from investment operations	2.60	0.80	(3.88)	3.33	0.88	1.96
Less distributions
From net realized gain	—	—	(1.43)	(0.74)	(0.40)	—
Net asset value, end of period	$13.12	$10.52	$9.72	$15.03	$12.44	$11.96
Total return (%)[4,5]	24.71[6]	8.23	(28.51)	27.48	7.50	19.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.09[8]	2.11	2.01	2.03	2.08	2.12[8]
Expenses including reductions	1.96[8]	1.94	1.94	1.94	1.94	1.94[8]
Net investment loss	(0.78)[8]	(0.68)	(0.77)	(1.01)	(0.22)	(0.30)[8]
Portfolio turnover (%)	25	71	48	43	58	59

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.89	$9.99	$15.27	$12.59	$12.07	$10.00
Net investment income (loss)[3]	0.02	0.04	0.03	(0.01)	0.08	0.07
Net realized and unrealized gain (loss) on investments	2.73	0.90	(3.88)	3.51	0.93	2.00
Total from investment operations	2.75	0.94	(3.85)	3.50	1.01	2.07
Less distributions
From net investment income	(0.08)	(0.04)	—[4]	(0.08)	(0.09)	—
From net realized gain	—	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.08)	(0.04)	(1.43)	(0.82)	(0.49)	—
Net asset value, end of period	$13.56	$10.89	$9.99	$15.27	$12.59	$12.07
Total return (%)[5]	25.34[6]	9.40	(27.83)	28.77	8.53	20.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[8]	1.11	1.01	1.03	1.08	1.12[8]
Expenses including reductions	0.95[8]	0.94	0.94	0.93	0.94	0.94[8]
Net investment income (loss)	0.28[8]	0.33	0.28	(0.07)	0.69	0.73[8]
Portfolio turnover (%)	25	71	48	43	58	59

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.90	$10.00	$15.29	$12.60	$12.07	$10.00
Net investment income[3]	0.02	0.05	0.03	0.02	0.09	0.08
Net realized and unrealized gain (loss) on investments	2.74	0.90	(3.87)	3.51	0.94	1.99
Total from investment operations	2.76	0.95	(3.84)	3.53	1.03	2.07
Less distributions
From net investment income	(0.09)	(0.05)	(0.02)	(0.10)	(0.10)	—
From net realized gain	—	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.09)	(0.05)	(1.45)	(0.84)	(0.50)	—
Net asset value, end of period	$13.57	$10.90	$10.00	$15.29	$12.60	$12.07
Total return (%)[4]	25.42[5]	9.50	(27.75)	28.85	8.70	20.70[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	1.00	0.90	0.93	0.97	1.01[7]
Expenses including reductions	0.86[7]	0.85	0.85	0.85	0.85	0.85[7]
Net investment income	0.32[7]	0.44	0.28	0.16	0.79	0.82[7]
Portfolio turnover (%)	25	71	48	43	58	59

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.91	$10.01	$15.29	$12.60	$12.08	$10.00
Net investment income[3]	0.02	0.05	0.03	0.03	0.09	0.09
Net realized and unrealized gain (loss) on investments	2.74	0.90	(3.86)	3.49	0.93	1.99
Total from investment operations	2.76	0.95	(3.83)	3.52	1.02	2.08
Less distributions
From net investment income	(0.10)	(0.05)	(0.02)	(0.09)	(0.10)	—
From net realized gain	—	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.10)	(0.05)	(1.45)	(0.83)	(0.50)	—
Net asset value, end of period	$13.57	$10.91	$10.01	$15.29	$12.60	$12.08
Total return (%)[4]	25.32[5]	9.50	(27.67)	28.86	8.62	20.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$193	$232	$282	$398	$332	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	0.99	0.89	0.92	0.96	1.00[6]
Expenses including reductions	0.86[6]	0.84	0.84	0.84	0.84	0.84[6]
Net investment income	0.31[6]	0.48	0.28	0.18	0.78	0.88[6]
Portfolio turnover (%)	25	71	48	43	58	59

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$7,449,462	$7,449,462	—	—
Denmark	7,469,089	—	$7,469,089	—
France	15,271,807	—	15,271,807	—
Germany	3,604,116	—	3,604,116	—
Indonesia	1,849,640	—	1,849,640	—
Ireland	3,623,096	3,623,096	—	—
Netherlands	8,997,460	3,888,964	5,108,496	—
Sweden	3,168,807	—	3,168,807	—
Switzerland	9,169,395	—	9,169,395	—
Taiwan	4,621,147	—	4,621,147	—
United Kingdom	7,802,185	4,210,384	3,591,801	—
United States	119,560,071	119,560,071	—	—
Uruguay	2,106,363	2,106,363	—	—
Total investments in securities	$194,692,638	$140,838,340	$53,854,298	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
18	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2024 were $2,292.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $1,241,995 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
20	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average net assets and (c) 0.790% of the next $500 million of the fund’s aggregate average net assets. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund, and John Hancock Global Environmental Opportunities Fund (a series of John Hancock Investment Trust). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$980
Class C	96
Class I	830
Class	Expense reduction
Class R6	$81
Class NAV	120,699
Total	$122,686

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $490 for the six months ended April 30, 2024. Of this amount, $73 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $417 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,809	$873
Class C	680	82
Class I	—	699
Class R6	—	4
Total	$2,489	$1,658
22	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,069	$224,317	34,923	$390,166
Distributions reinvested	507	6,448	127	1,327
Repurchased	(54,494)	(689,662)	(42,333)	(474,154)
Net decrease	(36,918)	$(458,897)	(7,283)	$(82,661)
Class C shares
Sold	320	$3,992	6,890	$70,521
Repurchased	(1,129)	(14,692)	(7,085)	(76,262)
Net decrease	(809)	$(10,700)	(195)	$(5,741)
Class I shares
Sold	45,759	$621,706	33,833	$379,954
Distributions reinvested	524	6,686	254	2,650
Repurchased	(9,115)	(121,679)	(25,867)	(290,340)
Net increase	37,168	$506,713	8,220	$92,264
Class R6 shares
Sold	460	$6,000	1,064	$12,000
Distributions reinvested	42	531	21	217
Net increase	502	$6,531	1,085	$12,217
Class NAV shares
Sold	23,858	$299,390	13,462	$151,582
Distributions reinvested	132,657	1,692,710	129,285	1,352,326
Repurchased	(7,164,720)	(91,301,260)	(7,041,902)	(76,885,895)
Net decrease	(7,008,205)	$(89,309,160)	(6,899,155)	$(75,381,987)
Total net decrease	(7,008,262)	$(89,265,513)	(6,897,328)	$(75,365,908)
Affiliates of the fund owned 46% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $52,311,734 and $139,856,651, respectively, for the six months ended April 30, 2024.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 98.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	52.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	26.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$2,121,625	$(2,121,614)	$(11)	—	$409	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
24	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Thematic Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	25

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
26	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Hans Peter Portner, CFA
Gertjan van der Geer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549351	471SA 4/24
6/2024

Semiannual report
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of total investments)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of total investments)
NVIDIA Corp.	8.1
Microsoft Corp.	4.4
Meta Platforms, Inc., Class A	4.0
Novo Nordisk A/S, Class B	4.0
SAP SE	3.8
Taiwan Semiconductor Manufacturing Company, Ltd.	3.8
BAE Systems PLC	3.8
ASML Holding NV	3.5
Mitsubishi Heavy Industries, Ltd.	3.5
Ferrari NV	3.0
TOTAL	41.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

TOP 10 COUNTRIES AS OF 4/30/2024 (% of total investments)
United States	23.0
Japan	17.1
United Kingdom	11.9
Netherlands	7.0
Germany	6.4
France	5.1
Taiwan	5.1
Denmark	4.0
Canada	3.6
Ireland	3.4
TOTAL	86.6

Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,262.30	$6.75	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,257.90	10.95	1.95%
	Hypothetical example	1,000.00	1,015.20	9.77	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,264.70	5.35	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Class R6	Actual expenses/actual returns	1,000.00	1,264.10	4.73	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,263.90	4.67	0.83%
	Hypothetical example	1,000.00	1,020.70	4.17	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 100.0%		$737,836,191
(Cost $598,691,864)
Australia 0.7%		5,008,689
Goodman Group	247,960	5,008,689
Canada 3.7%		27,166,765
Celestica, Inc. (A)	104,700	4,536,651
Dollarama, Inc.	119,300	9,951,994
Shopify, Inc., Class A (A)	180,600	12,678,120
Denmark 4.2%		30,812,395
Novo Nordisk A/S, Class B	240,267	30,812,395
France 5.3%		39,052,154
Airbus SE	64,199	10,564,461
Hermes International SCA	7,537	18,043,529
Safran SA	48,167	10,444,164
Germany 6.6%		48,913,550
Deutsche Boerse AG	62,036	11,960,063
MTU Aero Engines AG	31,922	7,690,564
SAP SE	162,061	29,262,923
Ireland 3.5%		25,906,382
ICON PLC (A)	49,930	14,873,148
James Hardie Industries PLC, CHESS Depositary Interest (A)	320,940	11,033,234
Italy 3.1%		23,250,045
Ferrari NV	56,515	23,250,045
Japan 17.6%		130,081,953
Disco Corp.	71,700	20,423,442
Fuji Electric Company, Ltd.	69,680	4,334,370
Hitachi, Ltd.	222,500	20,528,005
Japan Exchange Group, Inc.	784,900	18,382,771
Mitsubishi Heavy Industries, Ltd.	2,970,700	26,561,376
Nippon Sanso Holdings Corp.	643,100	19,101,621
Sony Group Corp.	17,600	1,454,664
Tokio Marine Holdings, Inc.	610,500	19,295,704
Netherlands 7.3%		53,728,703
ASM International NV	30,578	19,234,772
ASML Holding NV	31,149	27,131,209
Wolters Kluwer NV	49,181	7,362,722
South Korea 3.0%		22,178,593
SK Hynix, Inc.	179,721	22,178,593
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

	Shares	Value
Sweden 1.3%		$9,817,767
Atlas Copco AB, A Shares	560,500	9,817,767
Switzerland 2.8%		20,379,266
Partners Group Holding AG	6,893	8,868,300
UBS Group AG	412,083	10,822,652
Zurich Insurance Group AG	1,422	688,314
Taiwan 5.2%		38,641,059
Taiwan Semiconductor Manufacturing Company, Ltd.	1,206,000	28,876,185
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	71,100	9,764,874
United Kingdom 12.3%		90,478,493
BAE Systems PLC	1,734,802	28,853,534
Compass Group PLC	211,443	5,881,004
London Stock Exchange Group PLC	87,791	9,678,066
RELX PLC	516,150	21,226,468
Shell PLC	440,650	15,664,461
The Sage Group PLC	632,718	9,174,960
United States 20.5%		151,057,715
Linde PLC	26,830	11,830,957
Meta Platforms, Inc., Class A	71,692	30,839,748
Microsoft Corp.	86,700	33,754,911
Netflix, Inc. (A)	16,503	9,087,212
NVIDIA Corp.	71,800	62,036,637
ServiceNow, Inc. (A)	5,060	3,508,250
Uruguay 2.9%		21,362,662

MercadoLibre, Inc. (A)	14,645	21,362,662
Exchange-traded funds 3.3%		$24,328,328
(Cost $23,427,845)
iShares Core MSCI EAFE ETF	322,600	23,162,680
iShares Core MSCI Total International Stock ETF	17,600	1,165,648

Total investments (Cost $622,119,709) 103.3%	$762,164,519
Other assets and liabilities, net (3.3%)	(24,469,206)
Total net assets 100.0%	$737,695,313

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $625,503,328. Net unrealized appreciation aggregated to $136,661,191, of which $140,976,629 related to gross unrealized appreciation and $4,315,438 related to gross unrealized depreciation.
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $622,119,709)	$762,164,519
Cash	8,845,729
Dividends and interest receivable	2,144,214
Receivable for fund shares sold	912,260
Receivable for securities lending income	13
Receivable from affiliates	608
Other assets	175,557
Total assets	774,242,900
Liabilities
Foreign currency overdraft, at value (cost $5,297)	6,800
Payable for investments purchased	4,106,270
Payable for fund shares repurchased	32,280,177
Payable to affiliates
Accounting and legal services fees	34,594
Transfer agent fees	30,321
Trustees’ fees	440
Other liabilities and accrued expenses	88,985
Total liabilities	36,547,587
Net assets	$737,695,313
Net assets consist of
Paid-in capital	$654,936,163
Total distributable earnings (loss)	82,759,150
Net assets	$737,695,313

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($15,498,709 ÷ 1,341,429 shares)[1]	$11.55
Class C ($167,751 ÷ 15,088 shares)[1]	$11.12
Class I ($265,232,912 ÷ 22,756,748 shares)	$11.66
Class R6 ($89,750,739 ÷ 7,682,848 shares)	$11.68
Class NAV ($367,045,202 ÷ 31,396,958 shares)	$11.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$4,223,476
Interest	114,330
Securities lending	9,112
Less foreign taxes withheld	(359,817)
Total investment income	3,987,101
Expenses
Investment management fees	2,554,666
Distribution and service fees	18,898
Accounting and legal services fees	71,755
Transfer agent fees	125,720
Trustees’ fees	6,876
Custodian fees	96,962
State registration fees	35,484
Printing and postage	9,672
Professional fees	37,219
Other	18,327
Total expenses	2,975,579
Less expense reductions	(170,117)
Net expenses	2,805,462
Net investment income	1,181,639
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,015,634
Affiliated investments	3,415
10,019,049
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	119,959,165
Affiliated investments	(1,362)
119,957,803
Net realized and unrealized gain	129,976,852
Increase in net assets from operations	$131,158,491
10	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,181,639	$2,387,752
Net realized gain (loss)	10,019,049	(37,657,359)
Change in net unrealized appreciation (depreciation)	119,957,803	57,607,534
Increase in net assets resulting from operations	131,158,491	22,337,927
Distributions to shareholders
From earnings
Class A	—	(65,806)
Class I	(283,980)	(458,802)
Class R6	(124,400)	(150,535)
Class NAV	(1,255,474)	(2,223,274)
Total distributions	(1,663,854)	(2,898,417)
From fund share transactions	124,706,636	144,610,380
Total increase	254,201,273	164,049,890
Net assets
Beginning of period	483,494,040	319,444,150
End of period	$737,695,313	$483,494,040
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.15	$8.42	$17.37	$13.24	$10.48	$10.09
Net investment income (loss)[3]	—[4]	0.03	0.03	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	2.40	0.75	(5.03)	5.01	2.82	0.41
Total from investment operations	2.40	0.78	(5.00)	4.95	2.76	0.39
Less distributions
From net investment income	—	(0.05)	—	—	—[4]	—
From net realized gain	—	—	(3.95)	(0.82)	—	—
Total distributions	—	(0.05)	(3.95)	(0.82)	—	—
Net asset value, end of period	$11.55	$9.15	$8.42	$17.37	$13.24	$10.48
Total return (%)[5,6]	26.23[7]	9.24	(36.14)	38.72	26.39	3.87[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$12	$12	$15	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.29	1.29	1.29	1.32	1.33[8]
Expenses including reductions	1.20[8]	1.20	1.20	1.20	1.20	1.20[8]
Net investment income (loss)	(0.01)[8]	0.28	0.31	(0.35)	(0.50)	(0.31)[8]
Portfolio turnover (%)	36	85	94	133	135	48

[1]	Six months ended 4-30-24. Unaudited.
[2]	The inception date for Class A shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.84	$8.15	$17.05	$13.10	$10.44	$10.09
Net investment loss[3]	(0.04)	(0.04)	(0.06)	(0.19)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	2.32	0.73	(4.89)	4.96	2.80	0.39
Total from investment operations	2.28	0.69	(4.95)	4.77	2.66	0.35
Less distributions
From net realized gain	—	—	(3.95)	(0.82)	—	—
Net asset value, end of period	$11.12	$8.84	$8.15	$17.05	$13.10	$10.44
Total return (%)[4,5]	25.79[6]	8.47	(36.64)	37.71	25.48	3.47[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	2.04	2.03	2.04	2.07	2.08[8]
Expenses including reductions	1.95[8]	1.95	1.94	1.95	1.95	1.95[8]
Net investment loss	(0.76)[8]	(0.46)	(0.52)	(1.18)	(1.21)	(0.75)[8]
Portfolio turnover (%)	36	85	94	133	135	48

[1]	Six months ended 4-30-24. Unaudited.
[2]	The inception date for Class C shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.24	$8.50	$17.46	$13.27	$10.49	$10.09
Net investment income (loss)[3]	0.02	0.05	0.07	(0.02)	—[4]	0.02
Net realized and unrealized gain (loss) on investments	2.42	0.76	(5.08)	5.03	2.80	0.38
Total from investment operations	2.44	0.81	(5.01)	5.01	2.80	0.40
Less distributions
From net investment income	(0.02)	(0.07)	—	—	(0.02)	—
From net realized gain	—	—	(3.95)	(0.82)	—	—
Total distributions	(0.02)	(0.07)	(3.95)	(0.82)	(0.02)	—
Net asset value, end of period	$11.66	$9.24	$8.50	$17.46	$13.27	$10.49
Total return (%)[5]	26.47[6]	9.57	(35.99)	39.11	26.64	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$265	$98	$54	$17	$9	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[8]	1.04	1.04	1.04	1.08	1.08[8]
Expenses including reductions	0.95[8]	0.95	0.95	0.95	0.95	0.95[8]
Net investment income (loss)	0.43[8]	0.48	0.74	(0.12)	0.01	0.31[8]
Portfolio turnover (%)	36	85	94	133	135	48

[1]	Six months ended 4-30-24. Unaudited.
[2]	The inception date for Class I shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.27	$8.52	$17.49	$13.28	$10.50	$10.09
Net investment income (loss)[3]	0.03	0.05	0.10	—[4]	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	2.41	0.78	(5.12)	5.03	2.82	0.39
Total from investment operations	2.44	0.83	(5.02)	5.03	2.81	0.41
Less distributions
From net investment income	(0.03)	(0.08)	—	—	(0.03)	—
From net realized gain	—	—	(3.95)	(0.82)	—	—
Total distributions	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$11.68	$9.27	$8.52	$17.49	$13.28	$10.50
Total return (%)[5]	26.41[6]	9.79	(35.98)	39.23	26.82	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$90	$32	$16	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[8]	0.93	0.93	0.93	0.96	0.98[8]
Expenses including reductions	0.84[8]	0.84	0.84	0.84	0.84	0.84[8]
Net investment income (loss)	0.57[8]	0.56	1.11	—[9]	(0.07)	0.45[8]
Portfolio turnover (%)	36	85	94	133	135	48

[1]	Six months ended 4-30-24. Unaudited.
[2]	The inception date for Class R6 shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.28	$8.53	$17.50	$13.28	$10.50	$10.00
Net investment income[3]	0.02	0.06	0.07	—[4]	—[4]	0.03
Net realized and unrealized gain (loss) on investments	2.42	0.77	(5.09)	5.04	2.81	0.47
Total from investment operations	2.44	0.83	(5.02)	5.04	2.81	0.50
Less distributions
From net investment income	(0.03)	(0.08)	—	—	(0.03)	—
From net realized gain	—	—	(3.95)	(0.82)	—	—
Total distributions	(0.03)	(0.08)	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$11.69	$9.28	$8.53	$17.50	$13.28	$10.50
Total return (%)[5]	26.39[6]	9.79	(35.91)	39.13	26.92	5.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$367	$341	$237	$288	$232	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[7]	0.92	0.92	0.92	0.95	0.96[7]
Expenses including reductions	0.83[7]	0.83	0.83	0.83	0.83	0.83[7]
Net investment income (loss)	0.32[7]	0.59	0.67	0.01	(0.03)	0.62[7]
Portfolio turnover (%)	36	85	94	133	135	48

[1]	Six months ended 4-30-24. Unaudited.
[2]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$5,008,689	—	$5,008,689	—
Canada	27,166,765	$27,166,765	—	—
Denmark	30,812,395	—	30,812,395	—
France	39,052,154	—	39,052,154	—
Germany	48,913,550	—	48,913,550	—
Ireland	25,906,382	14,873,148	11,033,234	—
Italy	23,250,045	—	23,250,045	—
Japan	130,081,953	—	130,081,953	—
Netherlands	53,728,703	—	53,728,703	—
South Korea	22,178,593	—	22,178,593	—
Sweden	9,817,767	—	9,817,767	—
Switzerland	20,379,266	—	20,379,266	—
Taiwan	38,641,059	9,764,874	28,876,185	—
United Kingdom	90,478,493	—	90,478,493	—
United States	151,057,715	151,057,715	—	—
Uruguay	21,362,662	21,362,662	—	—
Exchange-traded funds	24,328,328	24,328,328	—	—
Total investments in securities	$762,164,519	$248,553,492	$513,611,027	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
18	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $2,636.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2023, the fund has a short-term capital loss carryforward of $52,639,096 and a long-term capital loss carryforward of $12,179,495 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
20	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.790% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $1 billion of the fund’s average daily net assets; (d) 0.730% of the next $1 billion of the fund’s average daily net assets; and (e) 0.710% of the fund’s average daily net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,893
Class C	42
Class I	49,922
Class	Expense reduction
Class R6	$14,603
Class NAV	101,657
Total	$170,117

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,084 for the six months ended April 30, 2024. Of this amount, $1,623 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,461 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $59 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,115	$8,728
Class C	783	95
Class I	—	115,535
Class R6	—	1,362
Total	$18,898	$125,720
22	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,000,000	1	5.805%	$968
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	159,533	$1,817,980	277,765	$2,644,072
Distributions reinvested	—	—	7,459	65,792
Repurchased	(161,326)	(1,760,916)	(341,311)	(3,268,471)
Net increase (decrease)	(1,793)	$57,064	(56,087)	$(558,607)
Class C shares
Sold	2,903	$33,964	9,362	$85,395
Repurchased	(3,958)	(42,621)	(25,225)	(225,644)
Net decrease	(1,055)	$(8,657)	(15,863)	$(140,249)
Class I shares
Sold	16,657,773	$188,153,603	5,606,333	$54,497,716
Distributions reinvested	27,188	283,569	51,480	457,654
Repurchased	(4,532,176)	(52,411,515)	(1,454,330)	(13,842,144)
Net increase	12,152,785	$136,025,657	4,203,483	$41,113,226
Class R6 shares
Sold	4,538,909	$52,943,743	1,740,631	$17,244,792
Distributions reinvested	11,613	121,352	16,895	150,535
Repurchased	(311,721)	(3,790,178)	(174,092)	(1,648,389)
Net increase	4,238,801	$49,274,917	1,583,434	$15,746,938
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	487,769	$5,292,162	12,234,645	$120,286,459
Distributions reinvested	120,026	1,255,474	249,526	2,223,274
Repurchased	(5,980,263)	(67,189,981)	(3,509,325)	(34,060,661)
Net increase (decrease)	(5,372,468)	$(60,642,345)	8,974,846	$88,449,072
Total net increase	11,016,270	$124,706,636	14,689,813	$144,610,380
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $397,798,486 and $228,596,853, respectively, for the six months ended April 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 49.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	15.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
24	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$7,652,989	$50,983,615	$(58,638,657)	$3,415	$(1,362)	$9,112	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Dynamic Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Axiom Investors LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	27

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Axiom Investors LLC
Portfolio Managers
Bradley Amoils
Dean Bumbaca, CFA
Andrew Jacobson, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549325	474SA 4/24
6/2024

Semiannual report
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted positive gains during the six months ended April 30, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment as the period began, but rapidly dissipated following a stretch of favorable inflation readings and more dovish comments from world central bank officials. Stocks moved quickly off their previous lows in response, and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may in fact begin to cut rates later in 2024. Stocks surged in response but began to backtrack toward the end of the period as inflation remained elevated.
As always, please be sure to contact your financial professional, who can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2024 (%)

The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-20-13 and ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2024 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2024 (% of net assets)
Summit Materials, Inc., Class A	2.0
Madison Square Garden Sports Corp.	2.0
Arcosa, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.8
EastGroup Properties, Inc.	1.8
First Industrial Realty Trust, Inc.	1.7
Q2 Holdings, Inc.	1.7
CommVault Systems, Inc.	1.7
Chord Energy Corp.	1.6
The Timken Company	1.6
TOTAL	17.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Principal risks" section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2023, with the same investment held until April 30, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2023	Ending value on 4-30-2024	Expenses paid during period ended 4-30-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,170.40	$6.69	1.24%
	Hypothetical example	1,000.00	1,018.70	6.22	1.24%
Class I	Actual expenses/actual returns	1,000.00	1,172.00	5.35	0.99%
	Hypothetical example	1,000.00	1,019.90	4.97	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,172.10	4.70	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Class NAV	Actual expenses/actual returns	1,000.00	1,173.10	4.70	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Fund’s investments
AS OF 4-30-24 (unaudited)
	Shares	Value
Common stocks 96.0%		$1,851,757,447
(Cost $1,690,138,389)
Communication services 4.6%		88,748,151
Entertainment 2.8%
Madison Square Garden Sports Corp. (A)	202,398	37,629,836
Playtika Holding Corp.	2,178,686	15,795,474
Interactive media and services 1.8%
Bumble, Inc., Class A (A)	1,538,384	15,537,678
Yelp, Inc. (A)	491,679	19,785,163
Consumer discretionary 8.3%		160,227,064
Broadline retail 1.1%
Savers Value Village, Inc. (A)	1,226,619	20,263,746
Hotels, restaurants and leisure 1.2%
First Watch Restaurant Group, Inc. (A)	913,589	23,314,791
Household durables 0.4%
Universal Electronics, Inc. (A)(B)	682,976	7,710,799
Leisure products 0.7%
Malibu Boats, Inc., Class A (A)	382,870	13,025,237
Specialty retail 3.8%
Academy Sports & Outdoors, Inc.	348,526	20,319,066
Boot Barn Holdings, Inc. (A)	235,867	25,112,759
Lithia Motors, Inc.	111,980	28,485,472
Textiles, apparel and luxury goods 1.1%
On Holding AG, Class A (A)	692,762	21,995,194
Consumer staples 3.0%		58,642,977
Consumer staples distribution and retail 2.1%
Performance Food Group Company (A)	320,951	21,786,154
The Chefs’ Warehouse, Inc. (A)	567,097	18,759,569
Household products 0.9%
Central Garden & Pet Company, Class A (A)	510,789	18,097,254
Energy 5.9%		114,030,123
Energy equipment and services 2.5%
Helmerich & Payne, Inc.	683,154	26,868,447
Liberty Energy, Inc.	938,620	20,649,640
Oil, gas and consumable fuels 3.4%
Chord Energy Corp.	180,082	31,870,912
Magnolia Oil & Gas Corp., Class A	1,381,776	34,641,124
6	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 9.1%		$175,413,103
Banks 8.0%
Atlantic Union Bankshares Corp.	962,582	30,581,230
Banner Corp.	434,978	18,978,090
Independent Bank Group, Inc.	693,865	25,839,533
Pinnacle Financial Partners, Inc.	364,301	27,941,887
SouthState Corp.	364,928	27,625,050
Univest Financial Corp.	1,072,073	22,374,164
Financial services 1.1%
Compass Diversified Holdings	1,004,695	22,073,149
Health care 15.1%		290,951,484
Biotechnology 0.9%
ACADIA Pharmaceuticals, Inc. (A)	307,493	5,138,208
Ionis Pharmaceuticals, Inc. (A)	139,730	5,765,260
Ultragenyx Pharmaceutical, Inc. (A)	137,507	5,849,548
Health care equipment and supplies 6.7%
Globus Medical, Inc., Class A (A)	540,870	26,929,917
ICU Medical, Inc. (A)	194,915	19,086,077
Inmode, Ltd. (A)	990,495	17,026,609
Integer Holdings Corp. (A)	147,511	16,466,653
Integra LifeSciences Holdings Corp. (A)	360,701	10,521,648
Merit Medical Systems, Inc. (A)	240,659	17,832,832
Teleflex, Inc.	105,490	22,021,038
Health care providers and services 4.2%
Acadia Healthcare Company, Inc. (A)	264,592	19,563,932
Henry Schein, Inc. (A)	319,419	22,129,348
Option Care Health, Inc. (A)	731,554	21,866,149
Patterson Companies, Inc.	702,965	17,904,519
Life sciences tools and services 1.8%
Bio-Rad Laboratories, Inc., Class A (A)	57,512	15,513,862
Charles River Laboratories International, Inc. (A)	85,551	19,591,179
Pharmaceuticals 1.5%
Jazz Pharmaceuticals PLC (A)	68,839	7,623,919
Prestige Consumer Healthcare, Inc. (A)	280,390	20,120,786
Industrials 17.8%		342,627,898
Aerospace and defense 1.4%
Hexcel Corp.	417,286	26,793,934
Building products 3.9%
Gibraltar Industries, Inc. (A)	280,133	20,018,304
Hayward Holdings, Inc. (A)	1,586,915	21,550,306
Simpson Manufacturing Company, Inc.	80,643	14,023,011
The AZEK Company, Inc. (A)	437,468	19,966,040
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	7

	Shares	Value
Industrials (continued)
Construction and engineering 4.6%
Arcosa, Inc.	466,873	$35,491,685
EMCOR Group, Inc.	83,092	29,677,970
MasTec, Inc. (A)	260,615	23,113,944
Electrical equipment 2.7%
Generac Holdings, Inc. (A)	191,779	26,074,273
Regal Rexnord Corp.	157,317	25,386,244
Machinery 5.2%
Atmus Filtration Technologies, Inc. (A)	598,232	18,120,447
Crane Company	188,947	26,454,469
The Middleby Corp. (A)	173,971	24,176,750
The Timken Company	356,204	31,780,521
Information technology 22.8%		440,796,670
Electronic equipment, instruments and components 2.2%
Advanced Energy Industries, Inc.	214,435	20,551,450
Crane NXT Company	353,880	21,519,443
Semiconductors and semiconductor equipment 6.4%
Allegro MicroSystems, Inc. (A)	787,839	23,390,940
Alpha & Omega Semiconductor, Ltd. (A)	743,189	16,253,543
Ambarella, Inc. (A)	368,745	16,951,208
MACOM Technology Solutions Holdings, Inc. (A)	227,560	23,199,742
Synaptics, Inc. (A)	202,700	18,234,892
Veeco Instruments, Inc. (A)	715,590	25,288,951
Software 14.2%
Adeia, Inc.	1,866,278	18,364,176
Alkami Technology, Inc. (A)	988,324	23,788,959
CommVault Systems, Inc. (A)	319,456	32,734,656
CyberArk Software, Ltd. (A)	90,625	21,682,031
Progress Software Corp.	506,066	25,212,208
Q2 Holdings, Inc. (A)	641,597	32,971,670
Tenable Holdings, Inc. (A)	518,163	23,301,790
Varonis Systems, Inc. (A)	613,675	26,848,281
Xperi, Inc. (A)	1,626,738	17,097,016
Yext, Inc. (A)	4,154,395	22,807,630
Zuora, Inc., Class A (A)	3,103,254	30,598,084
Materials 3.5%		67,019,491
Chemicals 1.5%
Avient Corp.	674,253	28,601,812
Construction materials 2.0%
Summit Materials, Inc., Class A (A)	987,601	38,417,679
8	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 4.7%		$90,597,801
Hotel and resort REITs 1.2%
Sunstone Hotel Investors, Inc.	2,258,630	23,038,026
Industrial REITs 3.5%
EastGroup Properties, Inc.	219,532	34,106,492
First Industrial Realty Trust, Inc.	736,532	33,453,283
Utilities 1.2%		22,702,685
Multi-utilities 1.2%
Unitil Corp.	445,675	22,702,685

	Yield (%)	Shares	Value
Short-term investments 4.3%			$83,294,064
(Cost $83,307,255)
Short-term funds 4.3%			83,294,064
John Hancock Collateral Trust (C)	5.4256(D)	8,332,073	83,294,064

Total investments (Cost $1,773,445,644) 100.3%	$1,935,051,511
Other assets and liabilities, net (0.3%)	(5,689,601)
Total net assets 100.0%	$1,929,361,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 4-30-24.
At 4-30-24, the aggregate cost of investments for federal income tax purposes was $1,787,916,565. Net unrealized appreciation aggregated to $147,134,946, of which $278,520,225 related to gross unrealized appreciation and $131,385,279 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,663,803,446)	$1,844,046,648
Affiliated investments, at value (Cost $109,642,198)	91,004,863
Total investments, at value (Cost $1,773,445,644)	1,935,051,511
Dividends and interest receivable	724,823
Receivable for fund shares sold	2,741,962
Receivable for investments sold	4,843,459
Other assets	162,840
Total assets	1,943,524,595
Liabilities
Payable for investments purchased	11,729,855
Payable for fund shares repurchased	2,089,431
Payable to affiliates
Accounting and legal services fees	75,271
Transfer agent fees	96,559
Trustees’ fees	2,385
Other liabilities and accrued expenses	169,184
Total liabilities	14,162,685
Net assets	$1,929,361,910
Net assets consist of
Paid-in capital	$1,787,438,260
Total distributable earnings (loss)	141,923,650
Net assets	$1,929,361,910

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($354,285,742 ÷ 23,237,027 shares)[1]	$15.25
Class I ($608,161,615 ÷ 39,516,569 shares)	$15.39
Class R6 ($399,855,143 ÷ 25,860,370 shares)	$15.46
Class NAV ($567,059,410 ÷ 36,686,901 shares)	$15.46
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-24 (unaudited)

Investment income
Dividends	$9,857,843
Dividends from affiliated investments	1,361,694
Total investment income	11,219,537
Expenses
Investment management fees	7,745,506
Distribution and service fees	433,612
Accounting and legal services fees	198,699
Transfer agent fees	576,843
Trustees’ fees	21,669
Custodian fees	109,201
State registration fees	56,969
Printing and postage	72,206
Professional fees	58,186
Other	28,835
Total expenses	9,301,726
Less expense reductions	(83,480)
Net expenses	9,218,246
Net investment income	2,001,291
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,136,018)
Affiliated investments	21,968
(5,114,050)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	283,840,825
Affiliated investments	2,323,777
286,164,602
Net realized and unrealized gain	281,050,552
Increase in net assets from operations	$283,051,843
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-24 (unaudited)	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,001,291	$3,228,305
Net realized gain (loss)	(5,114,050)	9,051,670
Change in net unrealized appreciation (depreciation)	286,164,602	(99,552,501)
Increase (decrease) in net assets resulting from operations	283,051,843	(87,272,526)
Distributions to shareholders
From earnings
Class A	(2,442,294)	(3,167,148)
Class I	(4,920,894)	(5,170,175)
Class R6	(3,565,934)	(2,991,328)
Class NAV	(5,373,484)	(4,861,848)
Total distributions	(16,302,606)	(16,190,499)
From fund share transactions	(4,881,644)	88,461,649
Total increase (decrease)	261,867,593	(15,001,376)
Net assets
Beginning of period	1,667,494,317	1,682,495,693
End of period	$1,929,361,910	$1,667,494,317
12	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.12	$13.97	$18.52	$12.22	$11.78	$11.42
Net investment loss[2]	—[3]	(0.01)	(0.07)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	2.24	(0.71)	(2.42)	6.57	0.46	0.89
Total from investment operations	2.24	(0.72)	(2.49)	6.50	0.44	0.88
Less distributions
From net realized gain	(0.11)	(0.13)	(2.06)	(0.20)	—	(0.52)
Net asset value, end of period	$15.25	$13.12	$13.97	$18.52	$12.22	$11.78
Total return (%)[4,5]	17.04[6]	(5.13)	(14.93)	53.59	3.74	8.45
Ratios and supplemental data
Net assets, end of period (in millions)	$354	$301	$329	$377	$229	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[7]	1.25	1.24	1.24	1.30	1.29
Expenses including reductions	1.24[7]	1.24	1.23	1.23	1.29	1.29
Net investment loss	(0.05)[7]	(0.08)	(0.45)	(0.41)	(0.19)	(0.10)
Portfolio turnover (%)	25	56[8]	64	64	82	72

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	13

CLASS I SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.24	$14.06	$18.59	$12.25	$11.78	$11.41
Net investment income (loss)[2]	0.02	0.02	(0.03)	(0.03)	—[3]	0.02
Net realized and unrealized gain (loss) on investments	2.26	(0.71)	(2.44)	6.59	0.47	0.89
Total from investment operations	2.28	(0.69)	(2.47)	6.56	0.47	0.91
Less distributions
From net investment income	(0.02)	—	—	(0.02)	—	(0.02)
From net realized gain	(0.11)	(0.13)	(2.06)	(0.20)	—	(0.52)
Total distributions	(0.13)	(0.13)	(2.06)	(0.22)	—	(0.54)
Net asset value, end of period	$15.39	$13.24	$14.06	$18.59	$12.25	$11.78
Total return (%)[4]	17.20[5]	(4.88)	(14.74)	53.94	3.99	8.79
Ratios and supplemental data
Net assets, end of period (in millions)	$608	$537	$540	$308	$47	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.00	0.99	0.99	1.04	1.05
Expenses including reductions	0.99[6]	0.99	0.98	0.98	1.04	1.04
Net investment income (loss)	0.20[6]	0.17	(0.18)	(0.19)	(0.01)	0.14
Portfolio turnover (%)	25	56[7]	64	64	82	72

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
14	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.31	$14.12	$18.65	$12.28	$11.79	$11.43
Net investment income (loss)[2]	0.02	0.04	(0.01)	(0.01)	0.02	0.03
Net realized and unrealized gain (loss) on investments	2.27	(0.72)	(2.45)	6.61	0.47	0.89
Total from investment operations	2.29	(0.68)	(2.46)	6.60	0.49	0.92
Less distributions
From net investment income	(0.03)	—	(0.01)	(0.03)	—	(0.04)
From net realized gain	(0.11)	(0.13)	(2.06)	(0.20)	—	(0.52)
Total distributions	(0.14)	(0.13)	(2.07)	(0.23)	—	(0.56)
Net asset value, end of period	$15.46	$13.31	$14.12	$18.65	$12.28	$11.79
Total return (%)[3]	17.21[4]	(4.79)	(14.64)	54.16	4.16	8.83
Ratios and supplemental data
Net assets, end of period (in millions)	$400	$328	$307	$242	$95	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.89	0.89	0.89	0.93	0.94
Expenses including reductions	0.87[5]	0.88	0.88	0.88	0.93	0.93
Net investment income (loss)	0.31[5]	0.28	(0.09)	(0.07)	0.16	0.25
Portfolio turnover (%)	25	56[6]	64	64	82	72

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	15

CLASS NAV SHARES Period ended	4-30-24[1]	10-31-23	10-31-22	10-31-21	10-31-20	10-31-19
Per share operating performance
Net asset value, beginning of period	$13.30	$14.11	$18.64	$12.27	$11.79	$11.42
Net investment income (loss)[2]	0.02	0.04	(0.01)	(0.01)	0.02	0.03
Net realized and unrealized gain (loss) on investments	2.28	(0.72)	(2.45)	6.61	0.46	0.90
Total from investment operations	2.30	(0.68)	(2.46)	6.60	0.48	0.93
Less distributions
From net investment income	(0.03)	—	(0.01)	(0.03)	—	(0.04)
From net realized gain	(0.11)	(0.13)	(2.06)	(0.20)	—	(0.52)
Total distributions	(0.14)	(0.13)	(2.07)	(0.23)	—	(0.56)
Net asset value, end of period	$15.46	$13.30	$14.11	$18.64	$12.27	$11.79
Total return (%)[3]	17.31[4]	(4.79)	(14.65)	54.07	4.16	8.94
Ratios and supplemental data
Net assets, end of period (in millions)	$567	$501	$507	$690	$342	$298
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.88	0.88	0.88	0.92	0.93
Expenses including reductions	0.87[5]	0.88	0.87	0.87	0.91	0.92
Net investment income (loss)	0.32[5]	0.29	(0.09)	(0.05)	0.15	0.26
Portfolio turnover (%)	25	56[6]	64	64	82	72

[1]	Six months ended 4-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	17

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2024 were $4,441.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and in-kind transactions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	19

fund. During the six months ended April 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$15,301
Class I	26,181
Class R6	17,080
Class	Expense reduction
Class NAV	$24,918
Total	$83,480

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2024, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $131,560 for the six months ended April 30, 2024. Of this amount, $22,238 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $109,322 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2024, CDSCs received by the Distributor amounted to $1,397 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
20	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$433,612	$209,153
Class I	—	358,014
Class R6	—	9,676
Total	$433,612	$576,843
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2024 and for the year ended October 31, 2023 were as follows:
	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,184,757	$33,626,375	3,165,462	$44,932,627
Distributions reinvested	156,868	2,425,186	237,850	3,146,755
Repurchased	(2,072,820)	(31,477,869)	(3,980,424)	(56,279,654)
Net increase (decrease)	268,805	$4,573,692	(577,112)	$(8,200,272)
Class I shares
Sold	8,760,579	$134,334,126	20,224,335	$293,809,759
Distributions reinvested	290,151	4,523,450	375,567	5,002,557
Repurchased	(10,060,237)	(150,487,038)	(18,455,277)	(264,888,886)
Net increase (decrease)	(1,009,507)	$(11,629,462)	2,144,625	$33,923,430
Class R6 shares
Sold	4,334,734	$66,435,543	9,568,676	$137,903,477
Distributions reinvested	227,036	3,555,383	223,403	2,989,129
Repurchased	(3,379,381)	(51,997,165)	(6,871,884)	(99,388,809)
Net increase	1,182,389	$17,993,761	2,920,195	$41,503,797
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	21

	Six Months Ended 4-30-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	345,117	$5,251,855	4,308,440	$60,866,306
Distributions reinvested	343,354	5,373,484	363,639	4,861,848
Repurchased	(1,676,092)	(26,444,974)	(2,898,159)	(44,493,460)
Net increase (decrease)	(987,621)	$(15,819,635)	1,773,920	$21,234,694
Total net increase (decrease)	(545,934)	$(4,881,644)	6,261,628	$88,461,649
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On January 20, 2023 and June 28, 2023, there were redemptions in kind from Class R6 shares of $4,853,799 and $10,264,726, respectively, which represented approximately 0.3% and 0.6%, of the fund on the respective dates. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $455,919,871 and $482,583,534, respectively, for the six months ended April 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2024, funds within the John Hancock group of funds complex held 29.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.1%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,332,073	$65,305,603	$260,399,159	$(242,407,006)	$21,968	$(25,660)	$1,361,694	—	$83,294,064
22	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended April 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Universal Electronics, Inc.	682,976	$5,361,362	—	—	—	$2,349,437	—	—	$7,710,799
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	25

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Ryan Davies, CFA
Joseph Nowinski
Bill Talbot, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective as of June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
High Yield ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3549356	445SA 4/24
6/2024

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	June 12, 2024
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 12, 2024